                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                    ARGO FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                December 31, 1999

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH ARGO FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a robust pace in the second half of the year. Personal income and consumer spending rose, while unemployment edged down to 4.1%.
o Energy prices boosted inflation from 1.6% to 2.6% in 1999. With energy out of the mix, inflation showed a more moderate increase to 2.2%.
o The Federal Reserve Board raised short-term interest rates by 3/4% in three 1/4% steps in the second half of the year, raising the fed funds rate -- the target rate at which commercial banks lend to each other overnight -- to 5.5%.

THE MARKETS
o The S&P 500(1), a broad measure of common stock performance, rose 7.70% for the six- month period ending December 31, 1999. Technology stocks outpaced other sectors.
o Large-cap stocks have performed well in recent years; however, the market started to show signs of broadening in the fourth quarter of 1999, a favorable indicator for mid-cap value stocks.
o The bond market was hurt by growing concerns about inflation, which translated into higher interest rates and lower bond prices. Municipal bonds lost ground while most other sectors eked out gains of 1% or less.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1999, Class A shares of Argo Fund returned -12.56% (does not reflect sales charge).(2) The Fund underperformed the Russell 1000 Value Index, which returned -4.89% for the period,(1) and lagged the Lipper Large-Cap Value Funds Average, which returned -0.26%.
o The Fund was hurt by its emphasis on stocks with relatively low price/earnings ratios. However, performance was helped somewhat by investments in telecommunications companies.
o Investments in Cendant and Columbia/HCA moved up strongly. Both stocks had declined as a result of special circumstances. However, as business prospects stabilized for Cendant and regulatory difficulties for Columbia/HCA diminished, the stocks rebounded.

CURRENT STRATEGY
o The manager remains committed to the Fund's value-oriented investment style and will continue to seek opportunities in attractively priced stocks with winning long-term prospects.

December 31, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Value Index contains only those stocks within the complete Russell 1000 Index (a large company index) that show less than average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -12.88% for Class B(1) shares; -12.88% for Class B shares; -12.89% for Class C shares; -12.47% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED, AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1999)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
-----------------------------------------------------------------------
                           10 YEARS        5 YEARS          1 YEAR
-----------------------------------------------------------------------
Class A                     12.33%         17.39%           -7.93%
-----------------------------------------------------------------------
Class B(1)                  12.49%         17.71%           -6.89%
-----------------------------------------------------------------------
Class B                     12.49%         17.71%           -6.89%
-----------------------------------------------------------------------
Class C                     12.49%         17.95%           -3.82%
-----------------------------------------------------------------------
Class S                     13.21%         19.07%           -2.12%
-----------------------------------------------------------------------

Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses. Without subsidization, performance would have been lower.

 TOP 10 STOCK POSITIONS
 (by percentage of net assets)

 1 EXXON MOBIL Oil                                       3.5%
 2 AT&T Telecommunications                               3.2%
 3 BELL ATLANTIC Telecommunications                      2.9%
 4 SBC COMMUNICATIONS Telecommunications                 2.6%
 5 WALT DISNEY Entertainment                             2.5%
 6 INTERNATIONAL PAPER Paper & forest products           2.5%
 7 US WEST Telecommunications                            2.5%
 8 FNMA Financial Services                               2.5%
 9 CHUBB Insurance                                       2.4%
10 FEDERATED DEPARTMENT STORES Retail                    2.4%

These securities represent an aggregate of 27.0% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

TELECOMMUNICATIONS                                      12.7%
CHEMICALS                                                8.6%
BANK & SAVINGS & LOAN                                    7.8%
MISCELLANEOUS FINANCIAL                                  7.8%
INTERNATIONAL OIL                                        7.8%

Total: 44.7%

STATE STREET RESEARCH ARGO FUND
------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
December 31, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                                             VALUE
                                                                       SHARES               (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 97.4%
AUTOMOBILES & TRANSPORTATION 4.3%
AUTOMOTIVE PARTS 1.7%
Delphi Automotive Systems Corp. ..................................     160,539           $  2,528,489
                                                                                         ------------
AUTOMOBILES 1.6%
General Motors Corp. .............................................      33,100              2,405,956
                                                                                         ------------
RAILROADS 1.0%
Burlington Northern Santa Fe Corp. ...............................      59,400              1,440,450
                                                                                         ------------
Total Automobiles & Transportation ...............................                          6,374,895
                                                                                         ------------
CONSUMER DISCRETIONARY 9.5%
COMMERCIAL SERVICES 2.4%
Cendant Corp.* ...................................................      30,200                802,188
Waste Management Inc.* ...........................................     162,600              2,794,687
                                                                                         ------------
                                                                                            3,596,875
                                                                                         ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 2.5%
Walt Disney Co. ..................................................     129,900              3,799,575
                                                                                         ------------
RETAIL 4.1%
Federated Department Stores Inc.* ................................      72,100              3,645,556
May Department Stores Co. ........................................      74,750              2,410,688
                                                                                         ------------
                                                                                            6,056,244
                                                                                         ------------
TOYS 0.5%
Mattel Inc. ......................................................      52,000                682,500
                                                                                         ------------
Total Consumer Discretionary .....................................                         14,135,194
                                                                                         ------------
CONSUMER STAPLES 1.9%
FOODS 1.9%
Nabisco Group Holdings Corp. .....................................     260,500              2,767,813
                                                                                         ------------
Total Consumer Staples ...........................................                          2,767,813
                                                                                         ------------
FINANCIAL SERVICES 22.1%
BANKS & SAVINGS & LOAN 7.8%
Bank of America Corp. ............................................      63,603              3,192,075
Bank One Corp. ...................................................      91,100              2,920,894
First Union Corp. ................................................      65,900              2,162,344
FleetBoston Financial Corp.* .....................................      97,800              3,404,662
                                                                                         ------------
                                                                                           11,679,975
                                                                                         ------------
INSURANCE 6.5%
Chubb Corp. ......................................................      64,800              3,649,050
Hartford Financial Services Group, Inc. ..........................      60,700              2,875,663
Saint Paul Companies, Inc. .......................................      57,100              1,923,556
XL Capital Ltd. Cl. A ............................................      23,800              1,234,625
                                                                                         ------------
                                                                                            9,682,894
                                                                                         ------------
MISCELLANEOUS FINANCIAL 7.8%
Citigroup, Inc. ..................................................      40,175              2,232,223
Federal National Mortgage Association ............................      59,600              3,721,275
Marsh & McLennan Companies, Inc. .................................      24,500              2,344,344
Mellon Financial Corp. ...........................................      99,000              3,372,188
                                                                                         ------------
                                                                                           11,670,030
                                                                                         ------------
Total Financial Services .........................................                         33,032,899
                                                                                         ------------
HEALTH CARE 5.4%
DRUGS & BIOTECHNOLOGY 1.5%
American Home Products Corp. .....................................      27,300              1,076,644
Baxter International Inc. ........................................      18,500              1,162,031
                                                                                         ------------
                                                                                            2,238,675
                                                                                         ------------
HEALTH CARE FACILITIES 2.1%
Columbia/HCA Healthcare Corp. ....................................     108,900              3,192,131
                                                                                         ------------
HEALTH CARE SERVICES 1.8%
Aetna Inc. .......................................................      48,500              2,706,906
                                                                                         ------------
Total Health Care ................................................                          8,137,712
                                                                                         ------------
INTEGRATED OILS 11.7%
INTEGRATED DOMESTIC 3.9%
Conoco Inc. Cl. B ................................................     119,700              2,977,538
Unocal Corp. .....................................................      86,100              2,889,731
                                                                                         ------------
                                                                                            5,867,269
                                                                                         ------------
INTEGRATED INTERNATIONAL 7.8%
Exxon Mobil Corp. ................................................      64,100              5,164,056
Texaco Inc. ......................................................      60,000              3,258,750
Total Fina SA ADR* ...............................................      46,700              3,233,975
                                                                                         ------------
                                                                                           11,656,781
                                                                                         ------------
Total Integrated Oils ............................................                         17,524,050
                                                                                         ------------
MATERIALS & PROCESSING 15.2%
CHEMICALS 8.6%
Air Products & Chemicals, Inc. ...................................      95,500              3,205,219
Dow Chemical Co. .................................................      27,200              3,634,600
PPG Industries Inc. ..............................................      46,300              2,896,644
Rohm & Haas Co. ..................................................      77,500              3,153,281
                                                                                         ------------
                                                                                           12,889,744
                                                                                         ------------
NON-FERROUS METALS 2.1%
Alcoa Inc. .......................................................      37,000              3,071,000
                                                                                         ------------
PAPER & FOREST PRODUCTS 4.5%
Fort James Corp. .................................................     107,500              2,942,812
International Paper Co. ..........................................      67,200              3,792,600
                                                                                         ------------
                                                                                            6,735,412
                                                                                         ------------
Total Materials & Processing .....................................                         22,696,156
                                                                                         ------------
OTHER 2.2%
MULTI-SECTOR 2.2%
Monsanto Co. .....................................................      30,400              1,083,000
Raytheon Co. Cl. B ...............................................      25,000                664,063
Tyco International Ltd. ..........................................      38,900              1,512,237
                                                                                         ------------
Total Other ......................................................                          3,259,300
                                                                                         ------------
OTHER ENERGY 3.6%
OIL & GAS PRODUCERS 2.0%
Burlington Resources Inc. ........................................      92,400              3,054,975
                                                                                         ------------
OIL WELL EQUIPMENT & SERVICES 1.6%
Halliburton Co. ..................................................      58,600              2,358,650
                                                                                         ------------
Total Other Energy ...............................................                          5,413,625
                                                                                         ------------
PRODUCER DURABLES 2.4%
AEROSPACE 1.1%
Lockheed Martin Corp. ............................................      77,100              1,686,563
                                                                                         ------------
ELECTRICAL EQUIPMENT & COMPONENTS 1.3%
Emerson Electric Co. .............................................      32,400              1,858,950
                                                                                         ------------
Total Producer Durables ..........................................                          3,545,513
                                                                                         ------------
UTILITIES 19.1%
ELECTRICAL 6.4%
Duke Energy Co. ..................................................      68,100              3,413,512
Texas Utilities Co. ..............................................      96,300              3,424,669
Unicom Corp. .....................................................      80,600              2,700,100
                                                                                         ------------
                                                                                            9,538,281

                                                                                         ------------
TELECOMMUNICATIONS 12.7%
AT&T Corp. .......................................................      93,050              4,722,287
Bell Atlantic Corp. ..............................................      69,800              4,297,063
Bellsouth Corp. ..................................................      47,600              2,228,275
SBC Communications Inc. ..........................................      80,900              3,943,875
U.S. West Inc.* ..................................................      52,400              3,772,800
                                                                                         ------------
                                                                                           18,964,300
                                                                                         ------------
Total Utilities ..................................................                         28,502,581
                                                                                         ------------
Total Common Stocks (Cost $135,100,993) ..........................                        145,389,738
                                                                                         ------------
SHORT-TERM INVESTMENTS 0.3%
State Street Navigator Securities Lending
  Prime Portfolio ................................................     523,600                523,600
                                                                                         ------------
Total Short-Term Investments (Cost $523,600) ......................................           523,600
                                                                                         ------------
-----------------------------------------------------------------------------------------------------
                                                 PRINCIPAL         MATURITY
                                                  AMOUNT             DATE
-----------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 2.7%
AIG Funding Inc., 4.95% ......................  $3,000,000           1/04/2000              2,998,763
American Express Credit Corp., 5.80% .........     473,000           1/04/2000                473,000
CIT Group Holdings Inc., 4.50% ...............     603,000           1/03/2000                603,000

                                                                                         ------------
Total Commercial Paper (Cost $4,074,763) .....................................              4,074,763
                                                                                         ------------
Total Investments (Cost $139,699,356) - 100.4% ...............................            149,988,101
Cash and Other Assets, Less Liabilities - (0.4%)..............................               (648,784)
                                                                                         ------------
Net Assets - 100.0% ..........................................................           $149,339,317
                                                                                         ============


Federal Income Tax Information:

At December 31, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $139,965,311 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
  excess of value over tax cost ...................................................      $ 20,591,345
Aggregate gross unrealized depreciation for all investments in which there is an
  excess of tax cost over value ...................................................       (10,568,555)
                                                                                         -----------
                                                                                         $ 10,022,790
                                                                                         ============

-----------------------------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

             The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $139,699,356) (Note 1) ..........     $ 149,988,101
Cash ........................................................               903
Dividends and interest receivable ...........................           350,734
Receivable for fund shares sold .............................            77,167
Receivable from Distributor (Note 3) ........................            41,904
Other assets ................................................            29,831
                                                                  -------------
                                                                    150,488,640
LIABILITIES
Payable for collateral received on securities loaned ........           523,600
Accrued transfer agent and shareholder services (Note 2) ....           171,204
Payable for fund shares redeemed ............................           167,495
Accrued management fee (Note 2) .............................           152,043
Accrued trustees' fees (Note 2) .............................            18,560
Other accrued expenses ......................................           116,421
                                                                  -------------
                                                                      1,149,323
                                                                  -------------
NET ASSETS ..................................................     $ 149,339,317
                                                                  =============
Net Assets consist of:
  Undistributed net investment income .......................     $     294,975
  Unrealized appreciation of investments ....................        10,288,745
  Accumulated net realized loss .............................        (4,836,254)
  Paid-in capital ...........................................       143,591,851
                                                                  -------------
                                                                  $ 149,339,317
                                                                  =============

Net Asset Value and redemption price per share of Class
  A shares ($62,661,411 / 4,216,887 shares) ................         $14.86
                                                                     ======

Maximum Offering Price per share of Class A shares
  ($14.86 / .9425) .........................................         $15.77
                                                                     ======
Net Asset Value and offering price per share of
  Class B(1) shares ($6,736,705 / 468,403 shares)* .........         $14.38
                                                                     ======
Net Asset Value and offering price per share of
  Class B shares ($45,548,276/ 3,163,324 shares)* ..........         $14.40
                                                                     ======
Net Asset Value and offering price per share of
  Class C shares ($1,014,027 / 70,354 shares)* .............         $14.41
                                                                     ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($33,378,898 / 2,251,681 shares) .........................         $14.82
                                                                     ======

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $18,967 ..................     $   2,075,030
Interest (Note 1) ...........................................           121,039
                                                                  -------------
                                                                      2,196,069
EXPENSES
Management fee (Note 2) .....................................           590,597
Transfer agent and shareholder services (Note 2) ............           246,469
Custodian fee ...............................................            70,400
Registration fees ...........................................            38,016
Trustees' fees (Note 2) .....................................            18,560
Reports to shareholders .....................................            13,568
Audit fee ...................................................            12,672
Service fee - Class A (Note 5) ..............................            87,154
Distribution and service fees - Class B(1) (Note 5) .........            28,436
Distribution and service fees - Class B (Note 5) ............           264,131
Distribution and service fees - Class C (Note 5) ............             6,736
Legal fees ..................................................             6,144
Miscellaneous ...............................................             2,816
                                                                  -------------
                                                                      1,385,699
Expenses borne by the Distributor (Note 3) ..................           (82,371)
Fees paid indirectly (Note 2) ...............................            (8,261)
                                                                  -------------
                                                                      1,295,067
                                                                  -------------
Net investment income .......................................           901,002
                                                                  -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ............          (650,256)
Net unrealized depreciation of investments ..................       (26,537,269)
                                                                  -------------
Net loss on investments .....................................       (27,187,525)
                                                                  -------------
Net decrease in net assets resulting from operations ........     $ (26,286,523)
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND

-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS ENDED
                                                                     YEAR ENDED       DECEMBER 31, 1999
                                                                  JUNE 30, 1999             (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................     $   1,149,577           $     901,002
Net realized gain (loss) on
  investments ...............................................        38,935,822                (650,256)
Net unrealized depreciation of investments ..................       (23,505,974)            (26,537,269)
                                                                  -------------           -------------
Net increase (decrease) resulting from
  operations ................................................        16,579,425             (26,286,523)
                                                                  -------------           -------------
Dividends from net investment income:
  Class A ...................................................          (331,356)               (427,224)
  Class B(1) ................................................            (1,635)                (21,382)
  Class B ...................................................              --                  (129,945)
  Class C ...................................................              --                    (3,106)
  Class S ...................................................          (499,905)               (360,792)
                                                                  -------------           -------------
                                                                       (832,896)               (942,449)
                                                                  -------------           -------------
Distributions from net realized gains:
  Class A ...................................................        (7,384,171)            (14,532,860)
  Class B(1) ................................................              --                (1,104,625)
  Class B ...................................................        (5,516,923)            (11,333,494)
  Class C ...................................................          (158,506)               (293,206)
  Class S ...................................................        (9,054,570)            (11,556,945)
                                                                  -------------           -------------
                                                                    (22,114,170)            (38,821,130)
                                                                  -------------           -------------
Net increase (decrease) from fund share transactions (Note 6)       (21,144,328)              9,775,409
                                                                  -------------           -------------
Total decrease in net assets ................................       (27,511,969)            (56,274,693)
NET ASSETS
Beginning of period .........................................       233,125,979             205,614,010
                                                                  -------------           -------------
End of period (including undistributed net investment income
  of $336,422 and $294,975, respectively) ...................     $ 205,614,010           $ 149,339,317
                                                                  =============           =============

             The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1999

NOTE 1

State Street Research Argo Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Argo Fund, State Street Research Alpha Fund, State Street Research Global Resources Fund and State Street Research Athletes Fund.

The investment objective of the Fund is to provide long-term growth of capital and, secondarily, income. In seeking to achieve its investment objective, the Fund invests at least 65% of total assets in large-cap value stocks, which may include common and preferred stocks, convertible securities and warrants.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1999, the value of the securities loaned and the value of collateral were $533,225 and $523,600, respectively. During the six months ended December 31, 1999, income from securities lending amounted to $13,162 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1999, the fees pursuant to such agreement amounted to $590,597.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1999, the amount of such shareholder servicing and account maintenance expenses was $116,083.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1999 the Fund's transfer agent fees were reduced by $8,261 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,560 during the six months ended December 31, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $82,371.

NOTE 4

For the six months ended December 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $69,589,627 and $100,632,208, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1999, fees pursuant to such plans amounted to $87,154, $28,436, $264,131, and $6,736 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $14,748 and $44,164, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $69,929 and $1,002 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $7,001, $55,161 and $374 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                               SIX MONTHS ENDED
                                                            YEAR ENDED                         DECEMBER 31, 1999
                                                          JUNE 30, 1999                           (UNAUDITED)
                                                    ----------------------------          -----------------------------
CLASS A                                               SHARES           AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................        952,096        $ 18,460,508            276,172        $  4,707,976
Issued upon reinvestment of:
  Dividends from net investment income ......         15,825             317,273             32,355             427,224
  Distributions from net realized gains .....        377,796           7,137,865            847,618          14,028,642
Shares redeemed .............................     (1,245,552)        (23,863,674)          (552,119)         (8,752,732)
                                                  ----------        ------------         ----------        ------------
Net increase ................................        100,165        $  2,051,972            604,026        $ 10,411,110
                                                  ==========        ============         ==========        ============

CLASS B(1)                                            SHARES           AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................        237,803        $  4,568,242            230,727        $  3,759,348
Issued upon reinvestment of:
  Dividends from net investment income ......            150               1,635              1,337              18,920
  Distribution from net realized gains ......           --                  --               68,632           1,088,713
Shares redeemed .............................        (33,497)           (677,927)           (36,749)           (553,869)
                                                  ----------        ------------         ----------        ------------
Net increase ................................        204,456        $  3,891,950            263,947        $  4,313,112
                                                  ==========        ============         ==========        ============

CLASS B                                               SHARES           AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................        798,834        $ 15,458,889            100,574        $  1,681,786
Issued upon reinvestment of:
  Dividend from net investment income .......           --                  --                8,821             125,855
  Distributions from net realized gains .....        293,842           5,422,431            690,945          11,040,896
Shares redeemed .............................       (683,683)        (12,921,381)          (503,000)         (7,689,827)
                                                  ----------        ------------         ----------        ------------
Net increase ................................        408,993        $  7,959,939            297,340        $  5,158,710
                                                  ==========        ============         ==========        ============

CLASS C                                               SHARES           AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................        657,186        $ 12,433,576              7,649        $    158,520
Issued upon reinvestment of:
  Dividend from net investment income .......           --                  --                  158               2,253
  Distributions from net realized gains .....          7,870             145,219             17,341             238,157
Shares redeemed .............................       (671,001)        (12,786,000)           (29,629)           (443,956)
                                                  ----------        ------------         ----------        ------------
Net decrease ................................         (5,945)       $   (207,205)            (4,481)       $    (45,026)
                                                  ==========        ============         ==========        ============

CLASS S                                               SHARES           AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................      2,203,797        $ 41,755,985            505,254        $  7,891,464
Issued upon reinvestment of:
  Dividends from net investment income ......         25,046             492,632             24,455             360,714
  Distributions from net realized gains .....        479,326           9,052,915            699,045          11,555,776
Shares redeemed .............................     (4,486,925)        (86,142,516)        (1,957,047)        (29,870,451)
                                                  ----------        ------------         ----------        ------------
Net decrease ................................     (1,778,756)       $(34,840,984)          (728,293)       $(10,062,497)
                                                  ==========        ============         ==========        ============

------------------------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to June 30, 1999.

STATE STREET RESEARCH ARGO FUND

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                          CLASS A
                         -------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                         -------------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)        12.44             14.28             17.04            19.68           21.68             21.30
                               -----             -----             -----            -----           -----             -----
  Net investment income* ($)    0.08              0.12              0.09             0.06            0.13              0.10
  Net realized and
    unrealized gain
    (loss) on investments ($)   2.14              3.38              4.63             4.74            1.64             (2.48)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                2.22              3.50              4.72             4.80            1.77             (2.38)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.05)            (0.11)            (0.09)           (0.06)          (0.09)            (0.10)
  Distributions from net
    realized gains ($)         (0.33)            (0.63)            (1.99)           (2.74)          (2.06)            (3.96)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.38)            (0.74)            (2.08)           (2.80)          (2.15)            (4.06)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   14.28             17.04             19.68            21.68           21.30             14.86
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            18.34             25.33             30.91            27.62            9.61            (12.56) (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        31,174            39,300            55,239           76,151          76,943            62,661
Ratio of operating
  expenses to average net
  assets (%)*                   1.42              1.25              1.25             1.25            1.26              1.26 (e)
Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               1.42              1.25              1.25             1.25            1.25              1.25 (e)
Ratio of net investment
  income to average net
  assets (%)*                   0.64              0.79              0.54             0.29            0.68              1.18 (e)
Portfolio turnover rate (%)    47.93             44.44             88.07            81.53          118.91             40.03

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.06              0.03              0.03             0.01            0.01              0.01


                                                                                                             CLASS B(1)
                                                                                                 --------------------------------
                                                                                                 PERIOD ENDED    SIX MONTHS ENDED
                                                                                                   JUNE 30,       DECEMBER 31, 1999
                                                                                                   1999(a)(c)     (UNAUDITED)(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                            18.66             20.76
                                                                                                    -----             -----
  Net investment income ($)*                                                                         0.02             0.04
  Net realized and unrealized gain (loss) on investments ($)                                         2.09             (2.41)
                                                                                                    -----             -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                 2.11             (2.37)
                                                                                                    -----             -----
  Dividends from net investment income ($)                                                          (0.01)            (0.05)
  Distributions from net realized gains ($)                                                           --              (3.96)
                                                                                                    -----             -----
TOTAL DISTRIBUTIONS ($)                                                                             (0.01)            (4.01)
                                                                                                    -----             -----
NET ASSET VALUE, END OF PERIOD ($)                                                                  20.76             14.38
                                                                                                    =====             =====
Total return(b) (%)                                                                                 11.30 (d)        (12.88) (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                           4,244            6,737
Ratio of operating expenses to average net assets (%)*                                               2.01 (e)          2.01 (e)
Ratio of operating expenses to average net assets after expense reductions (%)*                      2.00 (e)          2.00 (e)
Ratio of net investment income to average net assets (%)*                                            0.24 (e)          0.49 (e)
Portfolio turnover rate (%)                                                                        118.91             40.03
*Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)                    0.00              0.01

----------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ARGO FUND

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
------------------------------------------------------------------------------------------------------------------------

                                                                          CLASS B
                             ---------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                             ---------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      12.36             14.16             16.88            19.42           21.25             20.77
                               -----             -----             -----            -----           -----             -----
  Net investment income
    (loss) ($)*                 0.01              0.01             (0.03)           (0.09)          (0.01)             0.03
  Net realized and
    unrealized gain
    (loss) on investments ($)   2.12              3.34              4.56             4.66            1.59             (2.40)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                2.13              3.35              4.53             4.57            1.58             (2.37)
                               -----             -----             -----            -----           -----             -----
  Dividend from net
    investment income ($)         --                --                --               --              --             (0.04)
  Distributions from net
    realized gains ($)         (0.33)            (0.63)            (1.99)           (2.74)          (2.06)            (3.96)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.33)            (0.63)            (1.99)           (2.74)          (2.06)            (4.00)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   14.16             16.88             19.42            21.25           20.77             14.40
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            17.70             24.39             29.91            26.67            8.82            (12.88) (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         5,933            13,129            25,478           52,211          59,527            45,548
Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             2.00            2.01              2.01 (e)
Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               2.00              2.00              2.00             2.00            2.00              2.00 (e)
Ratio of net investment
  income (loss) to
  average net assets (%)*       0.08              0.05             (0.20)           (0.46)          (0.06)             0.42 (e)
Portfolio turnover rate (%)    47.93             44.44             88.07            81.53          118.91             40.03

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.06              0.03              0.03             0.01            0.01              0.01

                                                                          CLASS C
                            ----------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                            ----------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      12.36             14.15             16.87            19.41           21.26             20.78
                               -----             -----             -----            -----           -----             -----
  Net investment income
    (loss) ($)*                 0.01              0.01             (0.03)           (0.09)          (0.01)             0.03
  Net realized and
    unrealized gain
    (loss) on investments ($)   2.11              3.34              4.56             4.68            1.59             (2.40)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                2.12              3.35              4.53             4.59            1.58             (2.37)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)         --                --                --               --              --             (0.04)
  Distributions from net
    realized gains ($)         (0.33)            (0.63)            (1.99)           (2.74)          (2.06)            (3.96)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.33)            (0.63)            (1.99)           (2.74)          (2.06)            (4.00)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   14.15             16.87             19.41            21.26           20.78             14.41
                               =====             =====             =====            =====           =====             =====
Total return(b) ($)            17.53             24.40             29.93            26.80            8.81            (12.89)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)           699               931             1,642            1,718           1,555             1,014
Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             2.00            2.01              2.01 (e)
Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               2.00              2.00              2.00             2.00            2.00              2.00 (e)
Ratio of net investment
  income (loss) to
  average net assets (%)*       0.08              0.04             (0.19)           (0.43)          (0.07)             0.41 (e)
Portfolio turnover rate (%)    47.93             44.44             88.07            81.53          118.91             40.03
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts (Note 3) ($)          0.06              0.03              0.03             0.01            0.01              0.01

---------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ARGO FUND

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
------------------------------------------------------------------------------------------------------------------------

                                                                          CLASS S
                            ----------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                            ----------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      12.48             14.27             17.03            19.66           21.65             21.26
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.14              0.17              0.13             0.11            0.17              0.12
  Net realized and
    unrealized gain
    (loss) on investments ($)   2.15              3.37              4.62             4.73            1.64             (2.48)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                2.29              3.54              4.75             4.84            1.81             (2.36)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.17)            (0.15)            (0.13)           (0.11)          (0.14)            (0.12)
  Distributions from net
    realized gains ($)         (0.33)            (0.63)            (1.99)           (2.74)          (2.06)            (3.96)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.50)            (0.78)            (2.12)           (2.85)          (2.20)            (4.08)
                                ----              ----              ----             ----            ----              ----
NET ASSET VALUE, END OF
  PERIOD ($)                   14.27             17.03             19.66            21.65           21.26             14.82
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            18.83             25.66             31.19            27.90            9.84            (12.47)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        50,503            70,177            83,999          103,046          63,346            33,379
Ratio of operating
  expenses to average net
  assets (%)*                   1.00              1.00              1.00             1.00            1.01              1.01 (e)
Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               1.00              1.00              1.00             1.00            1.00              1.00 (e)
Ratio of net investment
  income to average net
  assets (%)*                   1.09              1.06              0.77             0.55            0.89              1.39 (e)
Portfolio turnover rate (%)    47.93             44.44             88.07            81.53          118.91             40.03

* Reflects voluntary
  reduction of expenses
  per share of these
  amounts (Note 3) ($)          0.06              0.03              0.03             0.01            0.01              0.01

---------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ARGO FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Argo Fund, a series of State Street Research Equity Trust ("Trust"), was convened on September 14, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                      VOTES (MILLIONS OF SHARES)
                                                       (COMBINED FOR ALL SERIES
                                                              OF THE TRUST)
                                                       ------------------------
ACTION ON PROPOSAL                                         FOR         WITHHELD
--------------------------------------------------------------------------------
1. The following persons were elected as Trustees:

   Bruce R. Bond ......................................    31.9           0.8
   Steve A. Garban ....................................    31.9           0.8
   Malcolm T. Hopkins .................................    31.9           0.8
   Susan M. Phillips ..................................    31.9           0.8

                                                  VOTES (MILLIONS OF SHARES)
                                                --------------------------------
                                                FOR        AGAINST       ABSTAIN
--------------------------------------------------------------------------------

2. The fundamental policy on diversification
   of investments was amended .................  4.7         0.2           0.4

3. The fundamental policy on industry
   concentration was amended ..................  4.7         0.2           0.4

4. The Fund's investment objective was revised
   to provide for long-term growth of capital
   and, secondarily, growth of income .........  4.7         0.2           0.4

5. The fundamental policy regarding
   participation in underwritings was amended .  4.6         0.2           0.4

STATE STREET RESEARCH ARGO FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
ARGO FUND                                  Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PicturTel Corporation
DISTRIBUTOR                                F. GARDNER JACKSON, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       THOMAS P. MOORE, JR.                   for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       BRIAN P. O'DELL
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              DANIEL J. RICE III                     Board and Chief Financial
Boston, MA 02266-8408                      Vice President                         Officer, St. Regis Corp.
1-800-562-0032
                                           JAMES M. WEISS                         DEAN O. MORTON
CUSTODIAN                                  Vice President                         Former Executive Vice
State Street Bank and                                                             President,  Chief Operating
Trust Company                              PETER A. ZUGER                         Officer and Director,
225 Franklin Street                        Vice President                         Hewlett-Packard Company
Boston, MA 02110
                                           GERARD P. MAUS                         SUSAN M. PHILLIPS
LEGAL COUNSEL                              Treasurer                              Dean, School of Business
Goodwin, Procter & Hoar LLP                                                       and Public Management,
Exchange Place                             JOSEPH W. CANAVAN                      George Washington University;
Boston, MA 02109                           Assistant Treasurer                    former Member of the Board
                                                                                  of Governors of the Federal
                                           DOUGLAS A. ROMICH                      Reserve System and Chairman
                                           Assistant Treasurer                    and Commissioner of the
                                                                                  Commodity Futures Trading
                                           FRANCIS J. MCNAMARA, III               Commission
                                           Secretary and General Counsel
                                                                                  TOBY ROSENBLATT
                                           DARMAN A. WING                         President,
                                           Assistant Secretary and                Founders Investments Ltd.
                                           Assistant General Counsel              President,
                                                                                  The Glen Ellen Company
                                           AMY L. SIMMONS
                                           Assistant Secretary                    MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

[back cover]

STATE STREET RESEARCH ARGO FUND                             ------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                            U.S. Postage
                                                                PAID
                                                             Canton, MA
                                                             Permit #313
                                                            ------------

[Graphic Omitted]

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
E-MAIL us at:
     info@ssrfunds.com
INTERNET SITE:
      www.ssrfunds.com
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Argo Fund prospectus.

When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp0201)SSR-LD                                    AG-1227-0200

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                   ALPHA FUND
                        --------------------------------

                              SEMIANNUAL REPORT

                              December 31, 1999

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH ALPHA FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy grew at a robust pace in the second half of the year. Personal income and consumer spending rose, while unemployment edged down to 4.1%.

o Energy prices boosted inflation from 1.6% to 2.6% in 1999. With energy out of the mix, inflation showed a more moderate increase to 2.2%.

o The Federal Reserve Board raised short-term interest rates by 3/4% in three 1/4% steps in the second half of the year, raising the fed funds rate -- the target rate at which commercial banks lend to each other overnight -- to 5.5%.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, rose 7.70% for the six-month period ending December 31, 1999(1). Technology stocks outpaced other sectors.

o Large-cap stocks have performed well in recent years; however, the market started to show signs of broadening in the fourth quarter of 1999, a favorable indicator for mid-cap value stocks.

o The bond market was hurt by growing concerns about inflation, which translated into higher interest rates and lower bond prices. Municipal bonds lost ground while most other sectors eked out gains of 1% or less.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1999, Class A shares of Alpha Fund returned -8.84% (does not reflect sales charge).(2) The Fund underperformed the Russell Mid-Cap Value Index(1), which returned -7.27% for the period, and the Lipper Mid-Cap Value Funds Average, which returned 0.24%.

o The Fund was hurt by its emphasis on smaller company value stocks, which lost significant ground during the period as investors favored rapidly growing technology stocks.

o Unexpected upper-management changes resulted in deep declines for several of the portfolio's key investments.

CURRENT STRATEGY
o The manager continues to emphasize mid-cap value stocks in the portfolio. With a decelerating economy in the U.S. and acceleration in the economies abroad, the manager believes there is an opportunity for a value comeback in the year ahead.

December 31, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell Mid-Cap Value Index contains only those stocks from the Russell Mid-Cap Index with a less-than-average growth orientation. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -9.16% for Class B(1) shares; -9.20% for Class B shares; -9.15% for Class C shares; -8.66% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. The Fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the Fund's returns may have been lower.

(4) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1999)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
-------------------------------------------------------------------------------
                    LIFE OF FUND
                  (since 8/25/86)        10 YEARS       5 YEARS       1 YEAR
-------------------------------------------------------------------------------
Class A                   10.78%            10.63%        14.64%       -8.65%
-------------------------------------------------------------------------------
Class B(1)                10.88%            10.77%        14.89%       -8.53%
-------------------------------------------------------------------------------
Class B                   10.89%            10.78%        14.91%       -8.47%
-------------------------------------------------------------------------------
Class C                   10.91%            10.78%        15.16%       -4.68%
-------------------------------------------------------------------------------
Class S                   11.46%            11.52%        16.31%       -2.77%
-------------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 HOLLINGER INTERNATIONAL  Newspaper publishing           4.7%
 2 BALL Containers                                         4.5%
 3 HARRAH'S ENTERTAINMENT Hotel and restaurant             4.4%
 4 MARK IV INDUSTRIES Power transfer equipment             4.2%
 5 A.C. NIELSEN Marketing, information analysis            4.0%
 6 VALASSIS COMMUNICATIONS Newspaper promotions            3.9%
 7 HOWMET Machinery                                        3.9%
 8 FEDERATED DEPARTMENT STORES Retail                      3.0%
 9 WILLIAMS COMPANIES Gas, petroleum, telecommunications   2.7%
10 AMERICAN NATIONAL CAN GROUP Containers                  2.5%

These securities represent an aggregate of 37.8% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

ASSET ALLOCATION
(by percentage of net assets)

[GRAPHIC
OMITTED]

Common and Preferred Stocks                 90%
High-Yield Bonds                             9%
Cash/Other                                   1%

STATE STREET RESEARCH ALPHA FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                                       VALUE
                                                 SHARES               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 86.5%
AUTOMOBILES & TRANSPORTATION 0.3%
TRUCKERS 0.3%
CNF Transportation Inc. ....................     22,800            $    786,600
                                                                   ------------
Total Automobiles & Transportation .........                            786,600
                                                                   ------------
CONSUMER DISCRETIONARY 24.5%
ADVERTISING AGENCIES 3.9%
Valassis Communications Inc.* ..............    235,000               9,928,750
                                                                   ------------
CASINOS/GAMBLING, HOTEL/MOTEL 6.4%
GTech Holdings Corp.* ......................    115,000               2,530,000
Harrah's Entertainment Inc.* ...............    420,000              11,103,750
International Game Technology Inc.* ........    115,000               2,335,938
Motels of America Inc.*+ ...................        500                     125
                                                                   ------------
                                                                     15,969,813
                                                                   ------------
COMMERCIAL SERVICES 6.3%
A.C. Nielsen Corp.* ........................    405,000               9,973,125
Safety Kleen Corp.* ........................    530,000               5,995,625
                                                                   ------------
                                                                     15,968,750
                                                                   ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.2%
Granite Broadcasting Co.* ..................     50,000                 506,250
                                                                   ------------
PRINTING & PUBLISHING 4.7%
Hollinger International, Inc. Cl. A ........    905,292              11,712,215
                                                                   ------------
RESTAURANTS 0.0%
AmeriKing, Inc.* ...........................      1,000                  10,000
                                                                   ------------
RETAIL 3.0%
Federated Department Stores Inc.* ..........    150,000               7,584,375
                                                                   ------------
Total Consumer Discretionary ...............                         61,680,153
                                                                   ------------
CONSUMER STAPLES 1.9%
FOODS 0.4%
Aurora Foods Inc.* .........................     65,000                 605,313
Nabisco Group Holdings Corp. ...............     40,000                 425,000
                                                                   ------------
                                                                      1,030,313
                                                                   ------------
TOBACCO 1.5%
R.J. Reynolds Tobacco Holdings Inc.* .......     13,333                 234,994
UST Inc. ...................................    140,000               3,526,250
                                                                   ------------
                                                                      3,761,244
                                                                   ------------
Total Consumer Staples .....................                          4,791,557
                                                                   ------------
FINANCIAL SERVICES 11.9%
BANKS & SAVINGS & LOAN 2.9%
Mercantile Bankshares Corp. ................     55,000               1,756,562
Peoples Heritage Financial Group* ..........    280,000               4,217,500
SouthTrust Corp. ...........................     35,000               1,323,438
                                                                   ------------
                                                                      7,297,500
                                                                   ------------
INSURANCE 6.4%
Ace Ltd. ...................................    350,000               5,840,625
Saint Paul Companies, Inc. .................    115,000               3,874,063
XL Capital Ltd. Cl. A* .....................    121,935               6,325,378
                                                                   ------------
                                                                     16,040,066
                                                                   ------------
MISCELLANEOUS FINANCIAL 2.6%
Ambac Financial Group, Inc. ................     88,300               4,608,156
Financial Security Assurance Co.* ..........     40,000               2,085,000
                                                                   ------------
                                                                      6,693,156
                                                                   ------------
Total Financial Services ...................                         30,030,722
                                                                   ------------
HEALTH CARE 3.0%
HEALTH CARE FACILITIES 0.8%
Quest Diagnostics, Inc.* ...................     55,000               1,680,937
Tenet Healthcare Corp. .....................     10,000                 235,000
                                                                   ------------
                                                                      1,915,937
                                                                   ------------
HEALTH CARE SERVICES 2.0%
Quorum Health Group Inc.* ..................    550,000               5,121,875
                                                                   ------------
HOSPITAL SUPPLY 0.2%
Beckman Coulter Inc. .......................     11,500                 585,063
                                                                   ------------
Total Health Care ..........................                          7,622,875
                                                                   ------------
INTEGRATED OILS 1.7%
INTEGRATED DOMESTIC 1.7%
Lyondell Petrochemical Co. .................     74,300                 947,325
Unocal Corp. ...............................    100,000               3,356,250
                                                                   ------------
                                                                      4,303,575
                                                                   ------------
Total Integrated Oils ......................                          4,303,575
                                                                   ------------
MATERIALS & PROCESSING 11.7%
CHEMICALS 2.1%
Omnova Solutions Inc. ......................    355,000               2,751,250
Solutia Inc. ...............................    160,000               2,470,000
                                                                   ------------
                                                                      5,221,250
                                                                   ------------
CONTAINERS & PACKAGING 2.5%
American National Can Group Inc. ...........    490,000               6,370,000
                                                                   ------------
DIVERSIFIED MANUFACTURING 4.5%
Ball Corp. .................................    285,000              11,221,875
                                                                   ------------
FERTILIZERS 0.3%
Mississippi Chemical Corp. .................    110,000                 680,625
                                                                   ------------
FOREST PRODUCTS 0.3%
Westvaco Corp. .............................     25,700                 838,463
                                                                   ------------
STEEL 2.0%
Alaska Steel Holding Corp. .................    115,000               2,170,625
Harsco Corp.* ..............................     90,000               2,857,500
                                                                   ------------
                                                                      5,028,125
                                                                   ------------
Total Materials & Processing ...............                         29,360,338
                                                                   ------------
OTHER 3.7%
MULTI-SECTOR 3.7%
Gencorp Inc.* ..............................    330,000               3,258,750
Ogden Corp. ................................    500,000               5,968,750
                                                                   ------------
Total Other ................................                          9,227,500
                                                                   ------------
OTHER ENERGY 5.6%
GAS PIPELINES 2.7%
Williams Companies Inc. ....................    220,000               6,723,750
                                                                   ------------
OIL & GAS PRODUCERS 1.3%
Ocean Energy Inc.* .........................    150,000            $  1,162,500
Union Pacific Resources Group Inc. .........    160,000               2,040,000
                                                                   ------------
                                                                      3,202,500
                                                                   ------------
OIL WELL EQUIPMENT & SERVICES 1.6%
Baker Hughes Inc. ..........................     70,000               1,474,375
Valero Energy Corp. ........................    130,000               2,583,750
                                                                   ------------
                                                                      4,058,125
                                                                   ------------
Total Other Energy .........................                         13,984,375
                                                                   ------------
PRODUCER DURABLES 10.9%
AEROSPACE 1.5%
B. F. Goodrich Co. .........................     50,000               1,375,000
Cordant Technologies Inc. ..................     75,000               2,475,000
                                                                   ------------
                                                                      3,850,000
                                                                   ------------
ELECTRICAL EQUIPMENT & COMPONENTS 4.3%
Mark IV Industries Inc. ....................    602,800              10,662,025
                                                                   ------------
MACHINERY 3.9
Howmet International Inc.* .................    540,000               9,753,750

                                                                   ------------
MISCELLANEOUS EQUIPMENT 1.2%
Thomas & Betts Corp. .......................     94,800               3,021,750

                                                                   ------------
Total Producer Durables ....................                         27,287,525
                                                                   ------------
TECHNOLOGY 4.9%
COMMUNICATIONS TECHNOLOGY 0.2%
Concentric Network Corp. ...................     19,022                 586,115
                                                                   ------------
COMPUTER TECHNOLOGY 2.9%
Silicon Graphics Inc.* .....................    550,000               5,396,875
Unisys Corp. ...............................     60,000               1,916,250
                                                                   ------------
                                                                      7,313,125
                                                                   ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 1.8%
Cypress Semiconductor Corp.* ...............    135,000               4,370,625
                                                                   ------------
Total Technology ...........................                         12,269,865
                                                                   ------------
UTILITIES 6.4%
ELECTRICAL 1.9%
Energy East Corp. ..........................     20,000                 416,250
OGE Energy Corp. ...........................     70,000               1,330,000
Pinnacle West Capital Corp. ................     60,000               1,833,750
Scana Corp. ................................     45,000               1,209,375
                                                                   ------------
                                                                      4,789,375
                                                                   ------------
GAS DISTRIBUTION 1.1%
Questar Corp. ..............................    120,000               1,800,000
UGI Corp. ..................................     50,000               1,021,875
                                                                   ------------
                                                                      2,821,875
                                                                   ------------
TELECOMMUNICATIONS 3.4%
Celcaribe SA*+ .............................     69,918                 139,836
Pagemart Nationwide Inc.*+ .................      1,750                  27,125
RSL Communications Ltd. Cl. A* .............    340,000               5,822,500
Viatel Inc.* ...............................     47,231               2,532,762
                                                                   ------------
                                                                      8,522,223
                                                                   ------------
Total Utilities ............................                         16,133,473
                                                                   ------------
Total Common Stocks (Cost $201,847,899) ....                        217,478,558
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS & OTHER 3.3%
Advanced Radio Telecom Corp. Wts.* .........      3,750                 107,640
Clark U.S.A. Inc. Sr. Exch. Pfd.>...........        623                  93,450
Clearnet Communications Inc. Wts.* .........      3,300                  24,750
Cluett American Corp. Sr. Exch. Pfd.> ......     20,300                 954,100
Loral Orion Network Systems Inc. Wts.* .....      1,250                  11,250
Nextel Communications Inc.
 Series D Exch. Pfd.> ......................         81                  87,480
North Atlantic Trading Inc. Sr. Pfd.> ......     66,475               1,113,456
NS Group Inc. Wts.* ........................        250                  25,000
Nucentrix Broadband Networks, Inc. Wts.* ...      1,500                      15
Pagemart Inc. Wts.*+ .......................      3,450                  12,076
Primus Telecommunications Group Wts.* ......        500                  25,125
Real Time Data Inc. Series B Pfd. *@(+) ....      4,356               1,081,333
Real Time Data Inc. Series C Pfd. *@(+) ....      6,269               1,251,606
RSL Communications Ltd. Wts.*+ .............        500                  39,000
Startec Global Communications Wts.*+ .......      1,150                   1,725
Winstar Communications Cv. Pfd.* ...........     45,057               3,469,389
Wireless One Inc. Wts.* ....................      1,500                      15
                                                                   ------------
Total Convertible Preferred Stocks
 & Other (Cost $8,956,044) ............................               8,297,410
                                                                   ------------

--------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL       MATURITY             VALUE
                                                              AMOUNT          DATE              (NOTE 1)
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE BONDS 7.5%
Advanced Radio Telecom Corp. Sr. Note, 14.00% .......      $  680,000       2/15/2007           618,800
Ametek Inc. Sr. Note, 7.20% .........................         500,000       7/15/2008           445,325
Archibald Candy Corp. Sr. Sec. Note, 10.25% .........         250,000       7/01/2004           244,375
Celcaribe SA Sr. Sec. Note, 13.50% ..................         430,000       3/15/2004           335,400
Cellnet Data Systems Inc. Sr. Note
  Series B, 0.00% to 9/30/2002,
  14.00% from 10/1/2002 to maturity .................       2,000,000      10/01/2007           245,000
Drypers Corp. Sr. Note Series B, 10.25% .............       1,200,000       6/15/2007           936,000
Econophone Inc. Sr. Note, 13.50% ....................       1,750,000       7/15/2007         1,859,375
Empire Gas Corp. Sr. Sec. Note, 12.875%                     1,500,000       7/15/2004           900,000
Envirosource Inc. Note, 9.75% .......................       1,250,000       6/15/2003           725,000
GNI Group Inc. Sr. Note, 10.875% ....................         500,000       7/15/2005           215,000
Golden Ocean Group Ltd. Sr. Note,
  10.00%[ ]                             .............       4,000,000       8/31/2001           240,000
J. Crew Group Inc. Sr. Deb., 0.00% to
  10/14/2002, 13.125% from 10/15/2002
  to maturity .......................................         250,000      10/15/2008           126,250
J. Crew Operating Corp. Sr. Sub. Note, 10.38% .......       1,000,000      10/15/2007           850,000
J.B. Poindexter Inc. Sr. Note, 12.50% ...............       1,500,000       5/15/2004         1,440,000
NE Restaurant Inc. Sr. Note, 10.75% .................       1,000,000       7/15/2008           892,500
North Atlantic Trading Inc. Sr. Note, 11.00% ........         650,000       6/15/2004           594,750
Pagemart Nationwide Inc. Sr. Note, 0.00% to 1/31/
  2000, 15.00% from 2/1/2000 to maturity ............         825,000       2/01/2005           723,937
Pagemart Wireless Inc. Sr. Sub. Note, 0.00% to 1/31/
  2003, 11.25% from
  2/1/2003 to maturity ..............................       2,250,000       2/01/2008           810,000
Phase Metrics Inc. Sr. Note, 10.75% .................       1,500,000       2/01/2005           210,000
Rose Hills Co. Sr. Sub. Note, 9.50% .................       1,500,000      11/15/2004         1,200,000
RSL Communications Ltd. Sr. Note, 12.25%                      750,000      11/15/2006           761,250
Silgan Holdings Inc. Sub. Deb., 13.25% ..............         279,000       7/15/2006           308,993

Startec Global Communications Sr. Note, 12.00% ......       1,150,000       5/15/2008           943,000
Viatel Inc. Sr. Note, 0.00% to 4/14/2003, 12.50% from
  4/15/2003 to maturity .............................         750,000       4/15/2008           468,750
Viatel Inc. Sr. Note, 11.25% ........................       1,000,000       4/15/2008           995,000
Winstar Communications Inc. Sr. Exch. Note, 14.50% ..       1,250,000      10/15/2005         1,850,000
                                                                                            -----------
Total Non-Convertible Bonds (Cost $25,480,541) ......................................       $18,938,705
                                                                                            -----------
CONVERTIBLE BONDS 1.6%
Crown Resources Corp. Cv. Sub. Deb., 5.75% ..........       2,000,000       8/27/2001         1,380,000
Networks Associates Inc. Cv. Sub. Deb., 0.00% .......       6,800,000       2/13/2018         2,632,688
                                                                                            -----------
Total Convertible Bonds (Cost $3,760,312) ...........................................         4,012,688
                                                                                            -----------
-------------------------------------------------------------------------------------------------------
                                                                           SHARES
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 8.4%
State Street Navigator Securities Lending
  Prime Portfolio ...................................................      21,246,573        21,246,573
                                                                                           ------------
Total Short-Term Investments (Cost $21,246,573) .....................................        21,246,573
                                                                                           ------------
Total Investments (Cost $261,291,369) - 107.3% ......................................       269,973,934
Cash and Other Assets, Less Liabilities - (7.3%) ....................................      (18,443,393)
                                                                                           ------------
Net Assets - 100.0% .................................................................      $251,530,541
                                                                                           ============
-------------------------------------------------------------------------------------------------------

Federal Income Tax Information:

At December 31, 1999, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $261,706,421 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ................................................................  $ 40,378,725
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ................................................................   (32,111,212)
                                                                                           ------------
                                                                                           $  8,267,513
                                                                                           ============
---------------------------------------------------------------------------------------------------------------------

*   Nonincome-producing securities.
>   Payments of income may be made in cash or in the form of additional securities.
[   ] Security is in default.
@ Security valued under consistently applied procedures established by the Trustees.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1999 was $206,909 and $219,887 (0.09% of net assets), respectively.
(+) Security restricted as to public resale. At December 31, 1999, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at December 31, 1999 were $2,652,341 and $2,332,939 (0.93% of net assets), respectively.

Forward currency exchange contracts outstanding at December 31, 1999, are as follows:
                                                        UNREALIZED
                                            CONTRACT   APPRECIATION  DELIVERY
                            TOTAL VALUE       PRICE   (DEPRECIATION)   DATE
--------------------------------------------------------------------------------
Buy Euro, Sell U.S.
dollars                      498,236 EUR    1.07720 EUR   $33,732     1/28/00
Sell Euro, Buy U.S.
dollars                      498,236 EUR    1.01950 EUR    (4,984)    1/28/00
                                                          -------
                                                          $28,748
                                                          =======

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $261,291,369) (Note 1) ..........     $ 269,973,934
Cash ........................................................         2,622,572
Dividends and interest receivable ...........................           990,458
Receivable for securities sold ..............................           311,510
Receivable for fund shares sold .............................            90,388
Receivable from Distributor (Note 3) ........................            52,790
Receivable for open forward contracts .......................            33,732
Other assets ................................................            60,287
                                                                  -------------
                                                                    274,135,671
LIABILITIES
Payable for collateral received on securities loaned ........        21,246,573
Payable for fund shares redeemed ............................           707,111
Accrued transfer agent and shareholder services
  (Note 2) ..................................................           233,007
Accrued management fee (Note 2) .............................           143,808
Accrued distribution and service fees (Note 5) ..............           135,973
Accrued trustees' fees (Note 2) .............................            12,996
Payable for open forward contracts ..........................             4,984
Other accrued expenses ......................................           120,678
                                                                  -------------
                                                                     22,605,130
                                                                  -------------
NET ASSETS ..................................................     $ 251,530,541
                                                                  =============
Net Assets consist of:
  Undistributed net investment income .......................     $   1,381,431
  Unrealized appreciation of investments ....................         8,682,565
  Unrealized appreciation of foreign currency and
    forward contracts .......................................            27,550
  Accumulated net realized gain .............................         4,517,245
  Paid-in capital ...........................................       236,921,750
                                                                  -------------
                                                                  $ 251,530,541
                                                                  =============
Net Asset Value and redemption price per share of
  Class A shares ($88,490,173 / 6,327,751 shares) ...........        $13.98
                                                                     ======

Maximum Offering Price per share of Class A shares
  ($13.98 / .9425) ..........................................        $14.83
                                                                     ======

Net Asset Value and offering price per share of
  Class B(1) shares ($9,751,098 / 701,944 shares)* ..........        $13.89
                                                                     ======

Net Asset Value and offering price per share of
  Class B shares $105,468,242 / 7,569,137 shares)* ..........        $13.93
                                                                     ======

Net Asset Value and offering price per share of
  Class C shares ($17,332,294 / 1,246,099 shares)* ..........        $13.91
                                                                     ======

Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($30,488,734 / 2,180,867 shares) ..........................        $13.98
                                                                     ======

-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ALPHA FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
Dividends ...................................................      $  1,921,713
Interest (Note 1) ...........................................         2,157,995
                                                                   ------------
                                                                      4,079,708
EXPENSES
Management fee (Note 2) .....................................           958,253
Transfer agent and shareholder services (Note 2) ............           445,962
Service fee - Class A (Note 5) ..............................           128,425
Distribution and service fees - Class B(1) (Note 5) .........            45,900
Distribution and service fees - Class B (Note 5) ............           624,689
Distribution and service fees - Class C (Note 5) ............           104,725
Custodian fee ...............................................            96,112
Reports to shareholders .....................................            27,160
Registration fees ...........................................            21,804
Audit fee ...................................................            15,604
Trustees' fees (Note 2) .....................................            12,996
Legal fees ..................................................             7,324
Miscellaneous ...............................................             6,042
                                                                   ------------
                                                                      2,494,996
Fees paid indirectly (Note 2) ...............................           (14,566)
Expenses borne by the Distributor (Note 3) ..................          (102,454)
                                                                   ------------
                                                                      2,377,976
                                                                   ------------
Net investment income .......................................         1,701,732
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 4) ............        19,953,908
Net realized gain on foreign currency and forward
  contracts (Note 1) ........................................            84,756
                                                                   ------------
    Total net realized gain .................................        20,038,664
                                                                   ------------
Net unrealized depreciation of investments ..................       (51,206,946)
Net unrealized depreciation of foreign currency
  and forward contracts .....................................          (156,354)
                                                                   ------------
    Total net unrealized depreciation .......................       (51,363,300)
                                                                   ------------
Net loss on investments, foreign currency and
  forward contracts .........................................       (31,324,636)
                                                                   ------------
Net decrease in net assets resulting from operations ........      $(29,622,904)
                                                                   ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                  YEAR ENDED          DECEMBER 31, 1999
                                                                JUNE 30, 1999            (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .....................................      $  7,028,669           $  1,701,732
Net realized gain (loss) on investments,
  foreign currency and forward
  contracts ...............................................       (10,791,405)            20,038,664
Net unrealized depreciation of investments, foreign
  currency and forward contracts ..........................        (5,842,718)           (51,363,300)
                                                                                        ------------
Net decrease resulting from operations                             (9,605,454)           (29,622,904)
                                                                 ------------           ------------
Dividends from net investment income:
  Class A .................................................        (2,160,169)            (1,243,550)
  Class B(1) ..............................................           (38,185)               (92,394)
  Class B .................................................        (1,709,386)            (1,020,743)
  Class C .................................................          (300,621)              (170,394)
  Class S .................................................        (1,319,451)              (495,319)
                                                                 ------------           ------------
                                                                   (5,527,812)            (3,022,400)
                                                                 ------------           ------------
Distributions from net realized gains:
  Class A .................................................        (4,849,837)            (1,380,863)
  Class B(1) ..............................................                --               (154,082)
  Class B .................................................        (6,856,725)            (1,670,793)
  Class C .................................................        (1,115,493)              (278,556)
  Class S .................................................        (3,216,541)              (496,967)
                                                                 ------------           ------------
                                                                  (16,038,596)            (3,981,261)
                                                                 ------------           ------------
Net decrease from fund share
  transactions (Note 6) ...................................       (57,163,257)           (39,867,293)
                                                                 ------------           ------------
Total decrease in net assets ..............................       (88,335,119)           (76,493,858)

NET ASSETS
Beginning of period .......................................       416,359,518            328,024,399
                                                                 ------------           ------------
End of period (including undistributed
  net investment income of $2,702,099 and $1,381,431,
  respectively) ...........................................      $328,024,399           $251,530,541
                                                                 ============           ============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ALPHA FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1999

NOTE 1
State Street Research Alpha Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Alpha Fund, State Street Research Argo Fund, State Street Research Global Resources Fund and State Street Research Athletes Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in mid-cap value stocks, which may include common and preferred stocks, convertible securities and warrants.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare spearate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, approved by the Trustees, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain preferred securities held by the Fund pay dividends in the form of additional securities (payment-in-kind securities). Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. Differences between the market value of securities received and the corresponding amounts of income accrued are recorded as adjustments to income. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At June 30, 1999, the Fund had a capital loss carryforward of $10,786,497 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on June 30, 2007.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1999, the value of the securities loaned and the value of collateral were $20,625,082 and $21,246,573, respectively. During the six months ended December 31, 1999, income from securities lending amounted to $26,347 and is included in interest income.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1999, the fees pursuant to such agreement amounted to $958,253.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1999, the amount of such shareholder servicing and account maintenance expenses was $239,226.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1999, the Fund's transfer agent fees were reduced by $14,566 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $12,996 during the six months ended December 31, 1999.

NOTE 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $102,454.

NOTE 4
For the six months ended December 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $51,081,651 and $91,505,902, respectively.

NOTE 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1999, fees pursuant to such plans amounted to $128,425, $45,900, $624,689 and $104,725 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropoitan, earned initial sales charges aggregating $16,045 and $41,893, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $82,906 and $5,905 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges of $17,146, $204,942 and $2,877 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                      DECEMBER 31, 1999
                                           JUNE 30, 1999                        (UNAUDITED)
                                 ----------------------------------  ---------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,872,980      $  27,773,497          562,985     $    8,289,621
Issued upon reinvestment of:
  Dividends from net investment
   income .....................         312,465          4,596,362           49,440            667,105
  Distributions from net
   realized gains .............         138,693          2,006,101           93,582          1,262,421
Shares redeemed ...............      (2,556,541)       (37,261,318)      (1,608,936)       (23,187,721)
                                     ----------      -------------       ----------     --------------
Net decrease ..................        (232,403)     $  (2,885,358)        (902,929)    $  (12,968,574)
                                     ==========      =============       ==========     ==============

CLASS B(1)                           SHARES*           AMOUNT*           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         561,224      $   8,434,485          293,116     $    4,319,496
Issued upon reinvestment of:
  Dividends from net investment
   income .....................           2,256             34,508            4,121             55,219
  Distribution from net
   realized gains .............              --                 --           10,225            137,015
Shares redeemed ...............         (88,763)        (1,366,884)         (80,235)        (1,136,498)
                                     ----------      -------------       ----------     --------------
Net increase ..................         474,717      $   7,102,109          227,227     $    3,375,232
                                     ==========      =============       ==========     ==============

CLASS B                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       2,188,749      $  32,437,372          141,914     $    2,027,651
Issued upon reinvestment of:
  Dividends from net investment
   income .....................         438,063          6,408,860           39,921            536,736
  Distributions from net
   realized gains .............         116,587          1,643,800           99,368          1,335,506
Shares redeemed ...............      (4,192,753)       (60,996,254)      (1,708,186)       (24,533,420)
                                     ----------      -------------       ----------     --------------
Net decrease ..................      (1,449,354)     $ (20,506,222)      (1,426,983)    $  (20,633,527)
                                     ==========      =============       ==========     ==============

CLASS C                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         832,769      $  12,348,336          158,704     $    2,288,130
Issued upon reinvestment of:
  Dividends from net investment
   income .....................          70,468          1,028,840            4,455             59,778
  Distributions from net
   realized gains .............          19,057            273,103           11,168            149,875
Shares redeemed ...............        (995,360)       (14,475,298)        (457,874)        (6,608,010)
                                     ----------      -------------       ----------     --------------
Net decrease ..................         (73,066)     $    (825,019)        (283,547)    $   (4,110,227)
                                     ==========      =============         ========     ==============

CLASS S                              SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       1,755,098      $  25,878,565          471,913     $    6,808,423
Issued upon reinvestment of:
  Dividends from net investment
   income .....................         218,567          3,215,116           21,406            288,552
  Distributions from net
   realized gains ...............          92,102          1,318,800           36,831            496,482
Shares redeemed ...............      (4,804,307)       (70,461,248)        (930,272)       (13,123,654)
                                     ----------      -------------       ----------     --------------
Net decrease ..................      (2,738,540)     $ (40,048,767)        (400,122)    $   (5,530,197)
                                     ==========      =============         ========     ==============

------------------------------------------------------------------------------------------------------
*January 1, 1999 (commencement of share class) to June 30, 1999.

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                          CLASS A
                          ---------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                          ------------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF PERIOD ($)        10.87             11.70             13.85            14.86           16.80             15.80
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.28              0.23              0.33             0.33            0.34              0.11

  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               1.37              2.36              2.90             3.56           (0.43)            (1.52)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
OPERATIONS ($)                  1.65              2.59              3.23             3.89           (0.09)            (1.41)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
   investment income ($)       (0.28)            (0.28)            (0.28)           (0.28)          (0.28)            (0.19)

  Distributions from net
   realized gains ($)          (0.54)            (0.16)            (1.94)           (1.67)          (0.63)            (0.22)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.82)            (0.44)            (2.22)           (1.95)          (0.91)            (0.41)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
PERIOD ($)                     11.70             13.85             14.86            16.80           15.80             13.98
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            16.12             22.41             27.45            28.15           (0.04)            (8.84)(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)        37,327            44,464            71,087          125,402         114,235            88,490

Ratio of operating
  expenses to average net
  assets (%)*                   1.42              1.25              1.25             1.24            1.22              1.26(e)

Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               1.42              1.25              1.25             1.24            1.21              1.25(e)

Ratio of net investment
  income to average net
  assets (%)*                   2.55              1.78              2.43             2.06            2.29              1.52(e)

Portfolio turnover rate(%)     67.50            111.13             63.33            52.99           56.04             18.30

*Reflects voluntary reduction
 of expenses per share of these
 amounts (Note 3) ($)           0.05              0.03              0.02             0.00            0.01              0.01


                                                                                        CLASS B(1)
                                                              ----------------------------------------------------------
                                                                                                   SIX MONTHS ENDED
                                                                        PERIOD ENDED              DECEMBER 31, 1999
                                                                    JUNE 30, 1999(a)(c)             (UNAUDITED)(a)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 14.94                           15.70
                                                                          ----                            ----
  Net investment income ($)*                                              0.11                            0.06
  Net realized and unrealized gain (loss) on investments,
    foreign currency and forward contracts ($)                            0.75                           (1.51)
                                                                          ----                            ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                      0.86                           (1.45)
                                                                          ----                            ----
  Dividends from net investment income ($)                               (0.10)                          (0.14)
  Distribution from net realized gains ($)                                 --                            (0.22)
                                                                          ----                            ----
TOTAL DISTRIBUTIONS ($)                                                  (0.10)                          (0.36)
                                                                          ----                            ----
NET ASSET VALUE, END OF PERIOD ($)                                       15.70                           13.89
                                                                         =====                           =====
Total return(b) (%)                                                       5.81(d)                        (9.16)(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                                7,454                           9,751

Ratio of operating expenses to average net assets (%)*                    1.86(e)                         2.01(e)

Ratio of operating expenses to average net assets after expense
  reductions (%)*                                                         1.85(e)                         2.00(e)

Ratio of net investment income to average net assets (%)*                 1.46(e)                         0.82(e)

Portfolio turnover rate (%)                                              56.04                           18.30

*Reflects voluntary reduction of expenses per share of these
 amounts (Note 3) ($)                                                     0.00                            0.01
------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ALPHA FUND
                                                                          CLASS B
                          ---------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                          ------------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)           1996(a)            1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF PERIOD ($)        10.86             11.68             13.82            14.81           16.74             15.74
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.21              0.13              0.22             0.21            0.23              0.06

  Net realized and unrealized
    gain (loss) on investments,
    foreign currency and
    forward contracts ($)       1.38              2.36              2.89             3.55           (0.43)            (1.52)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
OPERATIONS ($)                  1.59              2.49              3.11             3.76           (0.20)            (1.46)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
   investment income ($)       (0.23)            (0.19)            (0.18)           (0.16)          (0.17)            (0.13)

  Distributions from net
   realized gains ($)          (0.54)            (0.16)            (1.94)           (1.67)          (0.63)            (0.22)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.77)            (0.35)            (2.12)           (1.83)          (0.80)            (0.35)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   11.68             13.82             14.81            16.74           15.74             13.93
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            15.43             21.60             26.45            27.23           (0.80)            (9.20)(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)          16,130            25,543            71,986          174,835         141,559           105,468

Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             1.99            1.97              2.01(e)

Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               2.00              2.00              2.00             1.99            1.96              2.00(e)

Ratio of net investment
  income to average net
  assets (%)*                   1.95              1.05              1.65             1.32            1.54              0.76(e)

Portfolio turnover rate(%)     67.50            111.13             63.33            52.99           56.04             18.30

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.05              0.03              0.02             0.00            0.01              0.01


                                                                          CLASS C
                          ---------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                          ------------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)           1996(a)            1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF PERIOD ($)        10.86             11.67             13.82            14.79           16.71             15.71
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.22              0.13              0.21             0.21            0.23              0.06

  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               1.36              2.37              2.90             3.54           (0.43)            (1.51)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
OPERATIONS ($)                  1.58              2.50              3.11             3.75           (0.20)            (1.45)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.23)            (0.19)            (0.20)           (0.16)          (0.17)            (0.13)

  Distributions from net
    realized gains ($)         (0.54)            (0.16)            (1.94)           (1.67)          (0.63)            (0.22)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.77)            (0.35)            (2.14)           (1.83)          (0.80)            (0.35)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
PERIOD ($)                     11.67             13.82             14.79            16.71           15.71             13.91
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            15.33             21.68             26.42            27.23           (0.78)            (9.15)(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)         1,366             1,386             9,592           26,777          24,027            17,332

Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             1.99            1.97              2.01(e)

Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               2.00              2.00              2.00             1.99            1.96              2.00(e)

Ratio of net investment
  income to average net
  assets (%)*                   1.96              1.03              1.59             1.32            1.54              0.76(e)

Portfolio turnover rate(%)     67.50            111.13             63.33            52.99           56.04             18.30

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.05              0.03              0.01             0.00            0.01              0.01
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ALPHA FUND
FINANCIAL HIGHLIGHTS (CONT'D)
                                                                          CLASS S
                          ---------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                          ------------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)           1996(a)            1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)        10.86             11.70             13.85            14.86           16.80             15.79
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.32              0.26              0.36             0.37            0.38              0.13

  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               1.39              2.36              2.90             3.56           (0.44)            (1.51)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
OPERATIONS ($)                  1.71              2.62              3.26             3.93           (0.06)            (1.38)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.33)            (0.31)            (0.31)           (0.32)          (0.32)            (0.21)

  Distributions from net
    realized gains ($)         (0.54)            (0.16)            (1.94)           (1.67)          (0.63)            (0.22)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.87)            (0.47)            (2.25)           (1.99)          (0.95)            (0.43)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
PERIOD ($)                     11.70             13.85             14.86            16.80           15.79             13.98
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            16.64             22.82             27.75            28.45            0.15             (8.66)(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)        34,827            39,298            59,453           89,345          40,750            30,489

Ratio of operating
  expenses to average net
  assets (%)*                   1.00              1.00              1.00             0.99            0.97              1.01(e)

Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               1.00              1.00              1.00             0.99            0.96              1.00(e)

Ratio of net investment
  income to average net
  assets (%)*                   2.93              2.03              2.68             2.30            2.56              1.77(e)

Portfolio turnover rate
(%)                            67.50            111.13             63.33            52.99           56.04             18.30

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.05              0.03              0.02             0.00            0.01              0.01
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ALPHA FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

Special Meeting of Shareholders of State Street Research Alpha Fund, a series of State Street Research Equity Trust ("Trust"), was convened on September 14, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                    VOTES (MILLIONS OF SHARES)
                                                 (COMBINED FOR ALL SERIES OF THE
                                                             TRUST)
                                                     ---------------------
ACTION ON PROPOSAL                                    FOR         WITHHELD
-------------------------------------------------------------------------------
1. The following persons were elected as Trustees:
   Bruce R. Bond ..................................   31.9          0.8
   Steve A. Garban ................................   31.9          0.8
   Malcolm T. Hopkins .............................   31.9          0.8
   Susan M. Phillips ..............................   31.9          0.8

                                                   VOTES (MILLIONS OF SHARES)
                                                --------------------------------
                                                  FOR     AGAINST     ABSTAIN
--------------------------------------------------------------------------------
2. The fundamental policy on diversification
   of investments was amended ..................  9.8       0.2         0.6

3. The fundamental policy on industry
   concentration was amended ...................  9.7       0.3         0.6

4. The Fund's investment objective was revised
    to provide for long-term growth of capital .. 9.8       0.2         0.6

5. The fundamental policy regarding participation
   in underwritings was amended ................. 9.7       0.2         0.6

STATE STREET RESEARCH ALPHA FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
--------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
ALPHA FUND                                 Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PicturTel Corporation
DISTRIBUTOR                                F. GARDNER JACKSON, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       THOMAS P. MOORE, JR.                   for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       BRIAN P. O'DELL
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              DANIEL J. RICE III                     Board and Chief Financial
Boston, MA 02266-8408                      Vice President                         Officer, St. Regis Corp.
1-800-562-0032
                                           JAMES M. WEISS                         DEAN O. MORTON
CUSTODIAN                                  Vice President                         Former Executive Vice
State Street Bank and                                                             President,  Chief Operating
Trust Company                              PETER A. ZUGER                         Officer and Director,
225 Franklin Street                        Vice President                         Hewlett-Packard Company
Boston, MA 02110
                                           GERARD P. MAUS                         SUSAN M. PHILLIPS
LEGAL COUNSEL                              Treasurer                              Dean, School of Business
Goodwin, Procter & Hoar LLP                                                       and Public Management,
Exchange Place                             JOSEPH W. CANAVAN                      George Washington University;
Boston, MA 02109                           Assistant Treasurer                    former Member of the Board
                                                                                  of Governors of the Federal
                                           DOUGLAS A. ROMICH                      Reserve System and Chairman and
                                           Assistant Treasurer                    Commissioner of the Commodity
                                                                                  Futures Trading Commission
                                           FRANCIS J. MCNAMARA, III
                                           Secretary and General Counsel          TOBY ROSENBLATT
                                                                                  President,
                                           DARMAN A. WING                         Founders Investments Ltd.
                                           Assistant Secretary and                President,
                                           Assistant General Counsel              The Glen Ellen Company

                                           AMY L. SIMMONS                         MICHAEL S. SCOTT MORTON
                                           Assistant Secretary                    Jay W. Forrester Professor of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH ALPHA FUND                            ------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                            U.S. Postage
                                                                PAID
                                                             Canton, MA
                                                             Permit #313
                                                            ------------

[Graphic Omitted]

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
E-mail us at:
     info@ssrfunds.com
INTERNET site:
      www.ssrfunds.com
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Alpha Fund prospectus.

When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp0201)SSR-LD                                    AL-1226-0200

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                             GLOBAL RESOURCES FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                December 31, 1999

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy grew at a robust pace in the second half of the year. Personal income and consumer spending rose, while unemployment edged down to 4.1%.
o Energy prices boosted inflation from 1.6% to 2.6% in 1999. With energy out of the mix, inflation showed a more moderate increase to 2.2%.
o The Federal Reserve Board raised short-term interest rates by 3/4% in three 1/4% steps in the second half of the year, raising the fed funds rate -- the target rate at which commercial banks lend to each other overnight -- to 5.5%.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, rose 7.70% for the six- month period ending December 31, 1999.(1) Technology stocks outpaced other sectors.
o Large-cap stocks have performed well in recent years; however, the market started to show signs of broadening in the fourth quarter of 1999 -- a favorable indicator for mid-cap value stocks.
o The bond market was hurt by growing concerns about inflation, which translated into higher interest rates and lower bond prices. Municipal bonds lost ground while most other sectors eked out gains of 1% or less.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1999, Class A shares of Global Resources Fund returned -6.09% (does not reflect sales charge).(2) The Fund fell below the Lipper Natural Resources Funds Average which returned 2.69%.
o After a strong showing in the first half of the year, energy stocks lost ground in the second half as investors began to question the sustainability of current price levels for oil and gas.
o The disparity between the high price of crude oil and natural gas and sagging prices of related energy stocks widened significantly in the fourth quarter.

CURRENT STRATEGY
o The manager believes that the global economic recovery may help sustain the current high price levels of both oil and gas.
o The portfolio continues to emphasize exploration and production companies and remains underweighted in oil service companies.

December 31, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) -6.49% for Class B(1) shares, -6.56% for Class B shares; -6.41% for Class C shares; -6.03% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.



PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND
TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1999)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
---------------------------------------------------------------------
                    LIFE OF FUND
                   (since 3/2/90)        5 YEARS             1 YEAR
---------------------------------------------------------------------
Class A                 1.14%             4.32%               8.85%
---------------------------------------------------------------------
Class B(1)              1.27%             4.41%               9.51%
---------------------------------------------------------------------
Class B                 1.28%             4.43%               9.62%
---------------------------------------------------------------------
Class C                 1.27%             4.75%              13.65%
---------------------------------------------------------------------
Class S                 1.96%             5.83%              15.76%
---------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses. Without subsidization, performance would have been lower.
--------------------------------------------------------------------------------

TOP 10 STOCK POSITIONS

(by percentage of net assets)

 1 WESTERN GAS RESOURCES Natural gas processing            9.4%
 2 OCEAN ENERGY Oil service                                5.6%
 3 BASIN EXPLORATION Oil and gas exploration               4.5%
 4 CALLON PETROLEUM Oil and gas exploration                4.4%
 5 PLAINS RESOURCES Oil and gas exploration                4.2%
 6 RANGER OIL International oil exploration                4.1%
 7 NUEVO ENERGY Oil and gas exploration                    4.1%
 8 BAYTEX ENERGY Oil and gas exploration                   4.0%
 9 CLAYTON WILLIAMS ENERGY Oil and gas exploration         4.0%
10 TITAN EXPLORATION Oil and gas exploration               3.9%

These securities represent an aggregate of 48.2% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

ASSET ALLOCATION
(by percentage of net assets)

Exploration & Production                                  74%
Utility                                                   10%
Mining                                                     8%
Oil Service                                                6%
Other                                                      2%

STATE STREET RESEARCH GLOBAL RESOURCES FUND

------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

                                                                                           VALUE
                                                                   SHARES                (NOTE 1)
------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 102.2%
CONTRACT DRILLING 3.5%
Plains Energy Services Ltd.* .....................................      38,600            $    207,239
Precision Drilling Corp.* ........................................     100,000               2,568,750
R & B Falcon Corp.* ..............................................      50,000                 662,500
TMBR/Sharp Drilling Inc.* ........................................     136,800                 756,675
                                                                                          ------------
                                                                                             4,195,164
                                                                                          ------------
EXPLORATION & PRODUCTION 73.8%
2M Energy Corp.* .................................................     240,000                 178,732
Berkley Petroleum Corp.* .........................................     171,500               1,502,927
Keywest Energy Corp.* ............................................     740,900                 579,991
Magin Energy Inc.* ...............................................     344,300                 572,442
Prize Energy Inc.* ...............................................     162,769                  33,828
Triumph Energy Corp.* ............................................   1,085,500               1,203,187
Abacan Resource Corp.* ...........................................   1,861,200                 176,814
Basin Exploration Inc.* ..........................................     300,000               5,287,500
Baytex Energy Ltd. Cl. A* ........................................     782,300               4,769,131
Bellator Exploration Inc.* .......................................   2,790,600               3,383,131
Brigham Exploration Co.* .........................................      34,400                  52,675
Cabot Oil & Gas Corp. Cl. A* .....................................     196,500               3,156,281
Callon Petroleum Co.* ............................................     350,500               5,191,781
Canadian 88 Energy Corp.* ........................................     846,400               1,110,900
Clayton Williams Energy Inc.* ....................................     399,930               4,724,173
Contour Energy Co.* ..............................................      40,000                  20,800
Edge Energy Inc.* ................................................      90,800                 176,127
Elk Point Resources Inc. Cl. A* ..................................     490,500               1,325,216
Esenjay Exploration Inc.* ........................................     117,069                 219,505
Exco Resources Inc.* .............................................     150,000               1,087,500
Gulfstream Resources Ltd. ........................................     347,000                 625,009
Interaction Resources Ltd.* ......................................     300,000                 112,227
KCS Energy Inc.* .................................................     540,000                 438,750
Mallon Resources Corp.* ..........................................     210,100               1,247,469
Maxx Petroleum Ltd.* .............................................     300,975                 827,681
Miller Exploration Co.* ..........................................     322,800                 353,063
Niko Resources Ltd.* .............................................     150,000                 675,442
Nuevo Energy Co.* ................................................     256,800               4,815,000
Ocean Energy Inc.* ...............................................     850,000               6,587,500
Patina Oil & Gas Corp. ...........................................      94,700                 816,788
Pease Oil & Gas Co.* .............................................      20,000                   5,625
Pease Oil & Gas Co.*(+)@ .........................................       8,750                   1,938
Pendaries Petroleum Ltd.*+ .......................................     167,000                 563,625
Pennaco Energy Inc.* .............................................      63,000                 504,000
Petsec Energy Ltd. ADR* ..........................................      46,000                  23,000
Plains Resources Inc.* ...........................................     400,000               5,000,000
Post Energy Corp.* ...............................................     400,000               1,385,521
Probe Exploration Inc.*+ .........................................   1,500,000                 218,220
Purcell Energy Ltd.* .............................................     129,000                 294,908
PYR Energy Corp.* ................................................     150,000                 675,000
Ranger Oil Ltd.* .................................................   1,553,000               4,853,125
Remington Oil & Gas Corp.* .......................................     150,000                 581,250
Richland Petroleum Corp.* ........................................     332,900                 830,232
Seven Seas Petroleum Inc.* .......................................     657,600               1,150,800
Southwestern Energy Co. ..........................................     359,300               2,357,906
St. Mary Land & Exploration Co. ..................................      58,400               1,445,400
Thunder Energy Inc.* .............................................     300,000                 415,656
Titan Exploration Inc.* ..........................................     836,523               4,548,594
Tom Brown, Inc. ..................................................     205,900               2,753,913
Tri-Link Resources Ltd. Cl. A* ...................................     175,100                 891,573
Triton Energy Ltd. Cl. A* ........................................     145,300               2,996,812
Ulster Petroleum Ltd.* ...........................................     373,500               3,324,887
Ultra Petroleum Corp.* ...........................................     586,100                 397,906
Vermilion Resources Ltd.* ........................................     200,000                 616,557
Wolverine Energy Corp.* ..........................................     165,000                  13,717
                                                                                          ------------
                                                                                            87,101,735
                                                                                          ------------
MINING 7.8%
Falconbridge Ltd.* ...............................................     100,000               1,787,323
Ashanti Goldfields Co. Ltd. GDR ..................................     324,600                 852,075
Denison Mines Ltd.* ..............................................   1,500,000                 119,501
Glamis Gold Ltd.* ................................................     250,000                 453,125
Inco Ltd.* .......................................................      75,000               1,762,500
Nevsun Resources Ltd.* ...........................................     400,000                 110,842
Newcrest Mining Ltd.* ............................................     300,000               1,024,140
Normandy Mining Ltd. .............................................     372,841                 264,352
Pangea Goldfields Inc.* ..........................................     100,000                 263,249
Randgold Resources Inc. GDR*+ ....................................      93,500                 374,000
Romarco Minerals Inc.* ...........................................     223,000                 151,396
Romarco Minerals Inc. Wts.* ......................................      77,000                  32,006
Southernera Resources Ltd.* ......................................     302,400                 450,405
Southwestern Gold Corp.* .........................................     243,300                 825,888
Tombstone Exploration Co. Ltd.* ..................................     200,000                   9,006
Viceroy Resource Corp.* ..........................................     183,000                 106,491
Virginia Gold Mines Inc.* ........................................     500,000                 294,423
X-Cal Resources Ltd.* ............................................   2,000,000                 221,683
Zimbabwe Platinum Mines Ltd.* ....................................     150,000                  68,933
                                                                                          ------------
                                                                                             9,171,338
                                                                                          ------------
MISCELLANEOUS 1.6%
Mosvold Shipping Ltd.*+ ..........................................   2,200,000                 783,016
OMI Corp.* .......................................................     559,500               1,153,969
                                                                                          ------------
                                                                                             1,936,985
                                                                                          ------------
OIL SERVICE 5.7%
Badger Daylighting Inc.* .........................................     375,000               1,026,152
Global Industries Inc.* ..........................................      85,000                 733,125
NewPark Resources Inc.* ..........................................     443,800               2,718,275
Pason Systems Inc.* ..............................................     400,000               1,731,901
Stellarton Energy Corp. Cl. A*+ ..................................     150,000                 358,504
Willbros Group Inc.* .............................................      29,100                 134,587
                                                                                          ------------
                                                                                             6,702,544
                                                                                          ------------
REFINING 0.2%
Interoil Corp.* ..................................................     156,500                 262,138
                                                                                          ------------
UTILITY 9.6%
Markwest Hydrocarbon Inc.* .......................................      37,500                 243,750
Western Gas Resources Inc. .......................................     839,300              11,068,269
                                                                                          ------------
                                                                                            11,312,019
                                                                                          ------------
Total Equity Securities (Cost $182,071,387) ......................                         120,681,923
                                                                                          ------------
SHORT-TERM INVESTMENTS 1.2%
AIM Liquid Assets Portfolio ......................................   1,458,168               1,458,168
                                                                                          ------------
Total Short-Term Investments (Cost $1,458,168) ...................                           1,458,168
                                                                                          ------------
Total Investments (Cost $183,529,555) - 103.4% ...................                         122,140,091
Other Assets, Less Liabilities - (3.4)% ..........................                          (4,058,083)
                                                                                          ------------
Net Assets - 100% ................................................                        $118,082,008
                                                                                          ============

------------------------------------------------------------------------------------------------------
Federal Income Tax Information:
At December 31, 1999, the net unrealized depreciation of
  investments based on cost for Federal income tax purposes of
  $184,456,515 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost .................                       $ 17,230,676
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value .................                        (79,547,100)
                                                                                          ------------
                                                                                          $(62,316,424)
                                                                                          ============

-------------------------------------------------------------------------------------------------------
  * Nonincome-producing securities.

    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

(+) Security restricted as to public resale. The total cost and market value of restricted securities owned at December 31, 1999 were $218,770 and $1,938 (0.00% of net assets), respectively.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1999 were $8,131,168 and $2,297,365 (1.95% of net assets), respectively.

    Diversification of Equity Securities at December 31, 1999 (as a percentage of net assets) was United
    States 56.5%, Canada 40.6%, Australia 1.2%, Ghana 0.7%, Norway 0.7%, Great Britain 0.3%.

  @ Security valued under consistently applied procedures established by the Trustees.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
STATEMEMT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $183,529,555) (Note 1) ..........     $ 122,140,091
Receivable for securities sold ..............................         1,096,664
Receivable for fund shares sold .............................           543,138
Dividends and interest receivable ...........................            41,965
                                                                  -------------
                                                                    123,821,858
LIABILITIES
Payable for fund shares redeemed ............................         2,477,764
Payable for collateral received on securities loaned ........         1,458,168
Payable to custodian ........................................         1,355,854
Accrued transfer agent and shareholder services
  (Note 2) ..................................................           181,170
Accrued management fee (Note 2) .............................            75,729
Accrued distribution and service fees (Note 4) ..............            67,573
Accrued trustees' fees (Note 2) .............................             6,784
Other accrued expenses ......................................           116,808
                                                                  -------------
                                                                      5,739,850
                                                                  -------------
NET ASSETS ..................................................     $ 118,082,008
                                                                  =============
Net Assets consist of:
  Unrealized depreciation of investments ....................     $ (61,389,464)
  Accumulated net realized loss .............................       (45,397,631)
  Paid-in capital ...........................................       224,869,103
                                                                  -------------
                                                                  $ 118,082,008
                                                                  =============

Net Asset Value and redemption price per share of
  Class A shares ($45,820,791 / 4,016,032 shares) ...........         $11.41
                                                                      ======
Maximum Offering Price per share of Class A shares
  ($11.41 / .9425) .... .....................................         $12.11
                                                                      ======
Net Asset Value and offering price per share of
  Class B(1) shares ($5,691,289 / 526,703 shares)* ..........         $10.81
                                                                      ======

Net Asset Value and offering price per share of
  Class B shares ($42,546,182 / 3,930,565 shares)* ..........         $10.82
                                                                      ======
Net Asset Value and offering price per share of
  Class C shares ($18,848,334 / 1,745,482 shares)* ..........         $10.80
                                                                      ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($5,175,412 / 443,105 shares) .............................         $11.68
                                                                      ======

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $964 .....................     $     260,224
Interest (Note 1) ...........................................            34,548
                                                                  -------------
                                                                        294,772
EXPENSES
Management fee (Note 2) .....................................           581,887
Transfer agent and shareholder services (Note 2) ............           261,485
Service fee - Class A (Note 4) ..............................            79,073
Distribution and service fees - Class B(1) (Note 4) .........            29,472
Distribution and service fees - Class B (Note 4) ............           276,189
Distribution and service fees - Class C (Note 4) ............           124,906
Custodian fee ...............................................            71,040
Registration fees ...........................................            55,296
Reports to shareholders .....................................            27,264
Audit fee ...................................................            14,208
Legal fees ..................................................            12,416
Trustees' fees (Note 2) .....................................             6,784
Miscellaneous ...............................................             3,456
                                                                  -------------
                                                                      1,543,476
Fees paid indirectly (Note 2) ...............................           (12,781)
                                                                  -------------
                                                                      1,530,695
                                                                  -------------
Net investment loss .........................................        (1,235,923)
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ............           636,293
Net unrealized depreciation of investments ..................        (9,078,432)
                                                                  -------------
Net loss on investments .....................................        (8,442,139)
                                                                  -------------
Net decrease in net assets resulting from operations ........     $  (9,678,062)
                                                                  =============

The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                YEAR ENDED           DECEMBER 31, 1999
                                                               JUNE 30, 1999            (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss .........................................     $  (2,078,315)          $  (1,235,923)
Net realized gain (loss) on investments, foreign currency
  and forward contracts .....................................       (46,014,337)                636,293
Net unrealized depreciation of investments ..................        (6,567,556)             (9,078,432)
                                                                  -------------           -------------
Net decrease resulting from operations ......................       (54,660,208)             (9,678,062)
                                                                  -------------           -------------
Distribution from net realized gains:
  Class A ...................................................        (3,619,542)                   --
  Class B ...................................................        (3,887,699)                   --
  Class C ...................................................        (1,503,483)                   --
  Class S ...................................................          (209,120)                   --
                                                                  -------------           -------------
                                                                     (9,219,844)                   --
                                                                  -------------           -------------
Net increase (decrease) from fund share
  transactions (Note 6) .....................................         8,549,006             (32,284,298)
                                                                  -------------           -------------
Total decrease in net assets ................................       (55,331,046)            (41,962,360)
NET ASSETS
Beginning of period .........................................       215,375,414             160,044,368
                                                                  -------------           -------------
End of period ...............................................     $ 160,044,368           $ 118,082,008
                                                                  =============           =============

STATE STREET RESEARCH GLOBAL RESOURCES FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1999

NOTE 1

State Street Research Global Resources Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four separate funds: State Street Research Global Resources Fund, State Street Research Alpha Fund, State Street Research Argo Fund and State Street Research Athletes Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities of domestic and foreign companies in the energy and natural resources industries.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made with five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Securities quoted in foreign currencies are translated into dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Investment income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At June 30, 1999, the Fund had a capital loss carryforward of $6,860,770 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on June 30, 2007.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1998 through June 30, 1999, the Fund incurred net capital losses of approximately $37,553,000 and it intends to defer and treat such losses as arising in the fiscal year ended June 30, 2000.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, The Fund will bear the loss. At December 31, 1999, the value of the securities loaned and the value of collateral were $1,440,550 and $1,458,168, respectively. During the six months ended December 31, 1999, income from securities lending amounted to $34,548 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1999, the fees pursuant to such agreement amounted to $581,887.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1999, the amount of such shareholder servicing and account maintenance expenses was $125,497.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1999, the Fund's transfer agent fees were reduced by $12,781 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,784 during the six months ended December 31, 1999.

NOTE 3

For the six months ended December 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $35,389,199 and $63,513,751, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1999, fees pursuant to such plans amounted to $79,073, $29,472 and $276,189 and $124,906 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $13,352 and $10,160, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $23,127 and $987 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges of $27,387, $138,665 and $5,060 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

Under normal market conditions the Fund invests not less than 65% of its total assets in equity securities of domestic and foreign companies in the energy and natural resources industries. Also, the Fund may invest up to 35% of its total assets in the securities of issuers in industries that are not related to the energy or natural resources industries. Accordingly, the Fund's investments will fluctuate in response to a variety of economic, political and other factors peculiar to the energy industries and may fluctuate more widely than a portfolio that invests in a broader range of industries.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                             SIX MONTHS ENDED
                                                           YEAR ENDED                        DECEMBER 31, 1999
                                                          JUNE 30, 1999                         (UNAUDITED)
                                                 -------------------------------        ---------------------------
CLASS A                                             SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .................................      9,547,596        $106,672,440          3,646,281        $ 47,543,479
Issued upon reinvestment of distribution from
  net realized gains ........................        347,217           3,362,264               --                  --
Shares repurchased ..........................     (9,116,127)       (101,535,221)        (5,155,851)        (65,060,700)
                                                  ----------        ------------         ----------        ------------
Net increase (decrease) .....................        778,686        $  8,499,483         (1,509,570)       $(17,517,221)
                                                  ==========        ============         ==========        ============

CLASS B(1)                                           SHARES*           AMOUNT*             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .................................        552,033        $  5,148,104            184,322        $  2,169,316
Shares repurchased ..........................       (114,865)         (1,235,708)           (94,787)         (1,076,363)
                                                  ----------        ------------         ----------        ------------
Net increase ................................        437,168        $  3,912,396             89,535        $  1,092,953
                                                  ==========        ============         ==========        ============

CLASS B                                             SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .................................      1,834,773        $ 20,961,694            221,281        $  2,670,289
Issued upon reinvestment of distribution from
  net realized gains ........................        392,245           3,628,438               --                  --
Shares repurchased ..........................     (2,697,037)        (28,620,805)        (1,189,604)        (13,465,727)
                                                  ----------        ------------         ----------        ------------
Net decrease ................................       (470,019)       $ (4,030,673)          (968,323)       $(10,795,438)
                                                  ==========        ============         ==========        ============

CLASS C                                             SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .................................      1,115,539        $ 11,753,691            152,313        $  1,777,296
Issued upon reinvestment of distribution from
  net realized gains ........................        148,917           1,374,717               --                  --
Shares repurchased ..........................     (1,305,845)        (13,956,016)          (619,039)         (6,848,089)
                                                  ----------        ------------         ----------        ------------
Net decrease ................................        (41,389)       $   (827,608)          (466,726)       $ (5,070,793)
                                                  ==========        ============         ==========        ============

CLASS S                                             SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------
Shares sold .................................        510,007        $  5,687,504            283,375        $  3,526,020
Issued upon reinvestment of distribution from
  net realized gains ........................         21,123             208,699               --                  --
Shares repurchased ..........................       (406,508)         (4,900,795)          (289,920)         (3,519,819)
                                                  ----------        ------------         ----------        ------------
Net increase (decrease) .....................        124,622        $    995,408             (6,545)       $      6,201
                                                  ==========        ============         ==========        ============

------------------------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to June 30, 1999

STATE STREET RESEARCH GLOBAL RESOURCES FUND

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                          CLASS A
                             --------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                             ---------------------------------------------------------------------------      DECEMBER 31, 1999
                             1995(a)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      11.84             12.16             17.44            22.39           17.35             12.15
                               -----             -----             -----            -----           -----             -----
  Net investment loss ($)*     (0.16)            (0.20)            (0.15)           (0.18)          (0.11)            (0.08)

  Net realized and
    unrealized gain (loss)
    on investments, foreign
    currency and forward
    contracts ($)               0.48              5.48              5.86            (2.52)          (4.34)            (0.66)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.32              5.28              5.71            (2.70)          (4.45)            (0.74)
                               -----             -----             -----            -----           -----             -----
  Distributions from net
    realized gains ($)           --                --              (0.76)           (2.34)          (0.75)              --
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)          --                --              (0.76)           (2.34)          (0.75)              --
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   12.16             17.44             22.39            17.35           12.15             11.41
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             2.70             43.42             32.96           (14.28)         (24.56)            (6.09)(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        25,692            30,943            80,029           82,376          67,155            45,821
Ratio of operating
  expenses to average net
  assets (%)*                   1.75              1.75              1.42             1.46            1.59              1.59(e)
Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               1.75              1.75              1.42             1.46            1.57              1.58(e)
Ratio of net investment
  loss to average net
  assets (%)*                  (1.41)            (1.47)            (0.73)           (0.82)          (0.97)            (1.17)(e)
Portfolio turnover rate (%)    62.94             92.33             51.67            68.69           55.89             23.63
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts ($)                   0.09              0.05              0.00             --              --                --

                                                                                                             CLASS B(1)
                                                                                                  -------------------------------
                                                                                                   PERIOD ENDED  SIX MONTHS ENDED
                                                                                                  JUNE 30,       DECEMBER 31, 1999
                                                                                                    1999(a)(c)    (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)                                                                              9.44             11.56
                                                                                                    -----             -----
  Net investment loss ($)                                                                           (0.08)            (0.12)
  Net realized and unrealized gain (loss) on investments, foreign currency
    and forward contracts ($)                                                                        2.20             (0.63)
                                                                                                    -----             -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                 2.12             (0.75)
                                                                                                    -----             -----
NET ASSET VALUE, END OF PERIOD ($)                                                                  11.56             10.81
                                                                                                    =====             =====
Total return(b) (%)                                                                                 22.46 (d)         (6.49) (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                           5,053             5,691
Ratio of operating expenses to average net assets (%)                                                2.19 (e)          2.34 (e)
Ratio of operating expenses to average net assets after expense reductions (%)                       2.17 (e)          2.33 (e)
Ratio of net investment loss to average net assets (%)                                              (1.64)(e)         (1.96)(e)
Portfolio turnover rate (%)                                                                         58.89             23.63

-------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
------------------------------------------------------------------------------------------------------------------------

                                                                    CLASS B
                            -----------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                               SIX MONTHS ENDED
                            ------------------------------------------------------------------      DECEMBER 31, 1999
                            1995(a)       1996(a)       1997(a)       1998(a)       1999(a)          (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       11.78         12.03         17.12         21.80         16.71              11.58
                                -----         -----         -----         -----         -----              -----
  Net investment loss ($)*      (0.23)        (0.30)        (0.30)        (0.33)        (0.19)             (0.12)
  Net realized and
    unrealized gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                0.48          5.39          5.74         (2.42)        (4.19)             (0.64)
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                 0.25          5.09          5.44         (2.75)        (4.38)             (0.76)
                                -----         -----         -----         -----         -----              -----
  Distributions from net
    realized gains ($)             --            --         (0.76)        (2.34)        (0.75)               --
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)            --            --         (0.76)        (2.34)        (0.75)               --
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE, END OF
  PERIOD ($)                    12.03         17.12         21.80         16.71         11.58              10.82
                                =====         =====         =====         =====         =====              =====
Total return(b) (%)              2.12         42.31         31.98        (14.94)       (25.10)             (6.56) (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)          7,030        12,828        78,701        89,689        56,708             42,546
Ratio of operating
  expenses to average
  net assets (%)*                2.33          2.50          2.17          2.21          2.34               2.34 (e)
Ratio of operating
  expenses to average
  net assets after
  expense reductions (%)*        2.33          2.50          2.17          2.21          2.32               2.33 (e)
Ratio of net investment
  loss to average net
  assets (%)*                   (1.98)        (2.20)        (1.47)        (1.57)        (1.73)             (1.95) (e)
Portfolio turnover rate (%)     62.94         92.33         51.67         68.69         55.89              23.63
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts ($)                    0.09          0.04          0.00            --            --                 --

                                                                    CLASS C
                            ----------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             SIX MONTHS ENDED
                            ------------------------------------------------------------------    DECEMBER 31, 1999
                            1995(a)       1996(a)       1997(a)       1998(a)       1999(a)        (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       11.77         12.02         17.10         21.76         16.67              11.54
                                -----         -----         -----         -----         -----              -----
  Net investment loss ($)*      (0.23)        (0.30)        (0.30)        (0.33)        (0.19)             (0.12)
  Net realized and
    unrealized gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                0.48          5.38          5.72         (2.42)        (4.19)             (0.62)
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                 0.25          5.08          5.42         (2.75)        (4.38)             (0.74)
                                -----         -----         -----         -----         -----              -----
  Distributions from net
    realized gains ($)             --            --         (0.76)        (2.34)        (0.75)               --
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)            --            --         (0.76)        (2.34)        (0.75)               --
                                 ----          ----          ----          ----          ----               ----
NET ASSET VALUE, END OF
  PERIOD ($)                    12.02         17.10         21.76         16.67         11.54              10.80
                                =====         =====         =====         =====         =====              =====
Total return(b) (%)              2.12         42.26         31.90        (14.97)       (25.17)             (6.41) (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)          2,350         5,154        27,528        37,566        25,538             18,848
Ratio of operating
  expenses to average
  net assets (%)*                2.33          2.50          2.17          2.21          2.34               2.34 (e)
Ratio of operating
  expenses to average
  net assets after
  expense reductions (%)*        2.33          2.50          2.17          2.21          2.32               2.33 (e)
Ratio of net investment
  loss to average net
  assets (%)*                   (1.99)        (2.20)        (1.45)        (1.57)        (1.72)             (1.94) (e)
Portfolio turnover rate (%)     62.94         92.33         51.67         68.69         55.89              23.63
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts ($)                    0.09          0.05          0.00            --            --                 --

--------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized
(e) Annualized

STATE STREET RESEARCH GLOBAL RESOURCES FUND

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                    CLASS S
                            -----------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             SIX MONTHS ENDED
                            ------------------------------------------------------------------    DECEMBER 31, 1999
                               1995(a)       1996(a)       1997(a)       1998(a)       1999(a)     (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       11.90         12.27         17.64         22.72         17.67              12.43
                                -----         -----         -----         -----         -----              -----
  Net investment loss ($)*      (0.11)        (0.17)        (0.10)        (0.13)        (0.08)             (0.06)
  Net realized and
    unrealized gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                0.48          5.54          5.94         (2.58)        (4.41)             (0.69)
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                 0.37          5.37          5.84         (2.71)        (4.49)             (0.75)
                                -----         -----         -----         -----         -----              -----
  Distributions from net
    realized gains ($)             --            --         (0.76)        (2.34)        (0.75)               --
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)            --            --         (0.76)        (2.34)        (0.75)               --
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE, END OF
  PERIOD ($)                    12.27         17.64         22.72         17.67         12.43              11.68
                                =====         =====         =====         =====         =====              =====
Total return(b) (%)              3.11         43.77         33.33        (14.11)       (24.33)             (6.03) (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)          3,288         5,632        10,747         5,745         5,590              5,175
Ratio of operating
  expenses to average
  net assets (%)*                1.33          1.50          1.17          1.21          1.34               1.34 (e)
Ratio of operating
  expenses to average
  net assets after
  expense reductions (%)*        1.33          1.50          1.17          1.21          1.32               1.33 (e)
Ratio of net investment
  loss to average net
  assets (%)*                   (1.01)        (1.20)        (0.48)        (0.55)        (0.70)             (0.94) (e)
Portfolio turnover rate (%)     62.94         92.33         51.67         68.69         55.89              23.63
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts ($)                    0.08          0.05          0.00            --            --                 --

-----------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized
(e) Annualized

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GLOBAL RESOURCES FUND                      Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PicturTel Corporation
DISTRIBUTOR                                F. GARDNER JACKSON, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       THOMAS P. MOORE, JR.                   for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       BRIAN P. O'DELL
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              DANIEL J. RICE III                     Board and Chief Financial
Boston, MA 02266-8408                      Vice President                         Officer, St. Regis Corp.
1-800-562-0032
                                           JAMES M. WEISS                         DEAN O. MORTON
CUSTODIAN                                  Vice President                         Former Executive Vice
State Street Bank and                                                             President,  Chief Operating
Trust Company                              PETER A. ZUGER                         Officer and Director,
225 Franklin Street                        Vice President                         Hewlett-Packard Company
Boston, MA 02110
                                           GERARD P. MAUS                         SUSAN M. PHILLIPS
LEGAL COUNSEL                              Treasurer                              Dean, School of Business
Goodwin, Procter & Hoar LLP                                                       and Public Management,
Exchange Place                             JOSEPH W. CANAVAN                      George Washington University;
Boston, MA 02109                           Assistant Treasurer                    former Member of the Board
                                                                                  of Governors of the Federal
                                           DOUGLAS A. ROMICH                      Reserve System and Chairman
                                           Assistant Treasurer                    and Commissioner of the Commodity
                                                                                  Futures Trading Commission
                                           FRANCIS J. MCNAMARA, III
                                           Secretary and General Counsel          TOBY ROSENBLATT
                                                                                  President,
                                           DARMAN A. WING                         Founders Investments Ltd.
                                           Assistant Secretary and                President,
                                           Assistant General Counsel              The Glen Ellen Company

                                           AMY L. SIMMONS                         MICHAEL S. SCOTT MORTON
                                           Assistant Secretary                    Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

[back cover]


STATE STREET GLOBAL RESOURCES FUND                          ------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                            U.S. Postage
                                                                PAID
                                                             Canton, MA
                                                             Permit #313
                                                            ------------

[Graphic Omitted]

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
E-MAIL us at:
     info@ssrfunds.com
INTERNET site:
      www.ssrfunds.com
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Global Resources Fund prospectus.

When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp0201)SSR-LD                                    GR-1237-0200

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                 ATHLETES FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                December 31, 1999

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a robust pace in the second half of the year. Personal income and consumer spending rose, while unemployment edged down to 4.1%.
o Energy prices boosted inflation from 1.6% to 2.6% in 1999. With energy out of the mix, inflation showed a more moderate increase to 2.2%.
o The Federal Reserve Board raised short-term interest rates by 3/4% in three 1/4% steps in the second half of the year, raising the fed funds rate -- the target rate at which commercial banks lend to each other overnight -- to 5.5%.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, rose 7.70% for the six- month period ending December 31, 1999.(1) Technology stocks outpaced other sectors.
o Large-cap stocks have performed well in recent years; however, the market started to show signs of broadening in the fourth quarter of 1999 -- a favorable indicator for mid-cap value stocks.
o The bond market was hurt by growing concerns about inflation, which translated into higher interest rates and lower bond prices. Municipal bonds lost ground while most other sectors eked out gains of 1% or less.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1999, Class A shares of Athletes Fund returned 20.78% (does not reflect sales charge)(2). The fund significantly outperformed the S&P 500, which returned 7.70% for the period, and also beat the Lipper Large-Cap Growth Funds Average, which returned 22.18%.
o The Fund's heavy exposure to technology stocks such as Cisco Systems, Sun Microsystems, EMC and Nokia helped the Fund generate a strong performance. These companies continued to beat the market's expectations for growth.
o The Fund underweighted its exposure to financial services and health care stocks where earnings growth was not strong enough to offset the negative impact of rising interest rates.

CURRENT STRATEGY
o If the Federal Reserve Board continues to raise interest rates to control inflation, it could dampen investor optimism in the short term.
o The Fund is positioned to benefit from continued growth in technology and an industrial recovery in foreign markets.

December 31, 1999

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) 20.33% for Class B(1) shares; 20.43% for Class B shares; 20.30% for Class C shares; 20.95% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1999)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
--------------------------------------------------------------------
                            LIFE OF FUND
                          (since 3/27/98)            1 YEAR
--------------------------------------------------------------------
Class A                        26.35%                26.19%
--------------------------------------------------------------------
Class B(1)                     27.75%                27.73%
--------------------------------------------------------------------
Class B                        27.81%                27.85%
--------------------------------------------------------------------
Class C                        29.68%                31.85%
--------------------------------------------------------------------
Class S                        30.94%                34.05%
--------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 CISCO SYSTEMS Computer network products                 4.7%
 2 SUN MICROSYSTEMS Microsystems                           4.4%
 3 MICROSOFT Software                                      3.5%
 4 EMC Computer software and service                       3.3%
 5 TERADYNE Electronic measurement instruments             3.3%
 6 CBS Entertainment                                       3.2%
 7 NOKIA Telecommunications                                3.0%
 8 GENERAL ELECTRIC Consumer/industrial products           2.6%
 9 SPDR TRUST Multi-sector                                 2.6%
10 TEXAS INSTRUMENTS Electronic components                 2.6%

These securities represent an aggregate of 33.2% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

COMPUTER TECHNOLOGY                                      11.8%
MULTI-SECTOR                                              9.3%
COMMUNICATIONS TECHNOLOGY                                 8.6%
TELECOMMUNICATIONS                                        6.5%
COMPUTER SOFTWARE                                         5.7%

Total:p  41.9%

STATE STREET RESEARCH ATHLETES FUND

------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

------------------------------------------------------------------------------------------------------
                                                                                            VALUE
                                                                       SHARES              (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 13.7%
ADVERTISING AGENCIES 1.9%
Omnicom Group Inc. ...............................................       4,900            $    490,000
                                                                                          ------------
COMMERCIAL SERVICES 2.2%
America Online Inc.* .............................................       7,200                 543,150
                                                                                          ------------
COMMUNICATIONS, MEDIA &
ENTERTAINMENT 3.2%
CBS Corp.* .......................................................      12,500                 799,219
                                                                                          ------------
RESTAURANTS 1.1%
McDonald's Corp. .................................................       6,900                 278,156
                                                                                          ------------
RETAIL 5.3%
Circuit City Stores Inc. .........................................       8,800                 396,550
Home Depot Inc. ..................................................       5,850                 401,091
Wal-Mart Stores, Inc. ............................................       7,600                 525,350
                                                                                          ------------
                                                                                             1,322,991
                                                                                          ------------
Total Consumer Discretionary .....................................                           3,433,516
                                                                                          ------------
CONSUMER STAPLES 4.6%
BEVERAGES 2.3%
Anheuser-Busch Companies, Inc. ...................................       8,200                 581,175
                                                                                          ------------
HOUSEHOLD PRODUCTS 2.3%
Colgate-Palmolive Co. ............................................       8,700                 565,500
                                                                                          ------------
Total Consumer Staples ...........................................                           1,146,675
                                                                                          ------------
FINANCIAL SERVICES 8.7%
BANKS & SAVINGS & LOAN 1.0%
Chase Manhattan Corp. ............................................       3,200                 248,600
                                                                                          ------------
FINANCIAL DATA PROCESSING SERVICES &

SYSTEMS 1.6%
First Data Corp. .................................................       8,000                 394,500
                                                                                          ------------
INSURANCE 1.7%
American International Group Inc. ................................       3,962                 428,391
                                                                                          ------------
MISCELLANEOUS FINANCIAL 4.4%
Citigroup, Inc. ..................................................      11,650                 647,303
Morgan Stanley Dean Witter & Co. .................................       3,200                 456,800
                                                                                          ------------
                                                                                             1,104,103
                                                                                          ------------
Total Financial Services .........................................                           2,175,594
                                                                                          ------------
HEALTH CARE 5.3%
DRUGS & BIOTECHNOLOGY 5.3%
Amgen Inc.* ......................................................       8,000                 480,500
Bristol-Myers Squibb Co. .........................................       4,000                 256,750
Genentech Inc.* ..................................................         600                  80,700
Johnson & Johnson ................................................       5,500                 512,187
                                                                                          ------------
Total Health Care ................................................                           1,330,137
                                                                                          ------------
INTEGRATED OILS 2.7%
INTEGRATED INTERNATIONAL 2.7%
BP Amoco PLC ADR .................................................       6,000                 355,875
Total Fina SA ADR* ...............................................       4,800                 332,400
                                                                                          ------------
                                                                                               688,275
                                                                                          ------------
Total Integrated Oils ............................................                             688,275
                                                                                          ------------
MATERIALS & PROCESSING 2.1%
CHEMICALS 2.1%
Dow Chemical Co. .................................................       3,900                 521,138
                                                                                          ------------
Total Materials & Processing .....................................                             521,138
                                                                                          ------------
OTHER 9.3%
MULTI-SECTOR 9.3%
General Electric Co. .............................................       4,300                 665,425
Honeywell International Inc.* ....................................       8,300                 478,806
Standard & Poor's Depositary Receipt Trust .......................       4,500                 660,938
Tyco International Ltd. ..........................................      13,800                 536,475
                                                                                          ------------
Total Other ......................................................                           2,341,644
                                                                                          ------------
OTHER ENERGY 1.1%
OIL WELL EQUIPMENT & SERVICES 1.1%
Halliburton Co. ..................................................       6,900                 277,725
                                                                                          ------------
Total Other Energy ...............................................                             277,725
                                                                                          ------------
PRODUCER DURABLES 7.4%
ELECTRICAL EQUIPMENT & COMPONENTS 2.6%
Nortel Networks Corp. ............................................       6,400                 646,400
                                                                                          ------------
MISCELLANEOUS EQUIPMENT 1.3%
Danaher Corp. ....................................................       7,000                 337,750
                                                                                          ------------
PRODUCTION TECHNOLOGY EQUIPMENT 3.5%
Agilent Technologies Inc.* .......................................         700                  54,119
Teradyne Inc.* ...................................................      12,400                 818,400
                                                                                          ------------
                                                                                               872,519
                                                                                          ------------
Total Producer Durables ..........................................                           1,856,669
                                                                                          ------------
TECHNOLOGY 33.8%
COMMUNICATIONS TECHNOLOGY 8.6%
Cisco Systems Inc.* ..............................................      11,100               1,189,087
Inktomi Corp.* ...................................................       4,000                 355,000
Lucent Technologies Inc. .........................................       4,300                 321,694
Motorola Inc. ....................................................       2,000                 294,500
                                                                                          ------------
                                                                                             2,160,281
                                                                                          ------------
COMPUTER SOFTWARE 5.7%
Citrix Systems Inc.* .............................................       4,500                 553,500
Microsoft Corp.* .................................................       7,500                 875,625
                                                                                          ------------
                                                                                             1,429,125
                                                                                          ------------
COMPUTER TECHNOLOGY 11.8%
Electronic Data Systems Corp. ....................................       8,200                 548,887
EMC Corp.* .......................................................       7,600                 830,300
International Business Machines Corp. ............................       4,400                 475,200
Sun Microsystems Inc.* ...........................................      14,400               1,115,100
                                                                                          ------------
                                                                                             2,969,487
                                                                                          ------------
ELECTRONICS 5.1%
Nokia Corp. ADR ..................................................       4,000                 760,000
Solectron Corp.* .................................................       5,500                 523,188
                                                                                          ------------
                                                                                             1,283,188
                                                                                          ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.6%
Texas Instruments Inc. ...........................................       6,800                 658,750
                                                                                          ------------
Total Technology .................................................                           8,500,831
                                                                                          ------------

UTILITIES 7.3%
CABLE TELEVISION & RADIO 0.8%
MediaOne Group Inc.* .............................................       2,700                 207,394
                                                                                          ------------
TELECOMMUNICATIONS 6.5%
Alltel Corp. .....................................................       5,000                 413,437
MCI WorldCom Inc.* ...............................................      12,300                 652,669
Qwest Communications International Inc.* .........................      13,200                 567,600
                                                                                          ------------
                                                                                             1,633,706
                                                                                          ------------
Total Utilities ..................................................                           1,841,100
                                                                                          ------------
Total Common Stocks (Cost $15,840,479) ...........................                          24,113,304
                                                                                          ------------
------------------------------------------------------------------------------------------------------
                                                PRINCIPAL           MATURITY
                                                 AMOUNT               DATE
------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS 2.6%
AIG Funding Inc., 4.95% ......................   $666,000           1/04/2000                  665,725
                                                                                          ------------
Total Short-Term Obligations (Cost $665,725) .......................................           665,725
                                                                                          ------------
Total Investments (Cost $16,506,204) - 98.6% .......................................        24,779,029
Cash and Other Assets, Less Liabilities - 1.4% .....................................           350,811
                                                                                          ------------
Net Assets - 100.0% ................................................................      $ 25,129,840
                                                                                          ============

Federal Income Tax Information:

At December 31, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $16,519,708 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
excess of value over tax cost ......................................................      $  8,298,205
Aggregate gross unrealized depreciation for all investments in which there is an
excess of tax cost over value ......................................................           (38,884)
                                                                                          ------------
                                                                                          $  8,259,321
                                                                                          ============

------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $16,506,204) (Note 1) ...........     $  24,779,029
Cash ........................................................            14,287
Receivable for fund shares sold .............................           364,216
Receivable from Distributor (Note 3) ........................            34,799
Dividends and interest receivable ...........................             8,825
Deferred organization costs and other assets (Note 1) .......           104,789
                                                                  -------------
                                                                     25,305,945
LIABILITIES
Accrued management fee (Note 2) .............................            13,106
Accrued trustees' fees (Note 2) .............................             7,443
Accrued distribution and service fees (Note 5) ..............             2,876
Other accrued expenses ......................................           152,680
                                                                  -------------
                                                                        176,105
                                                                  -------------
NET ASSETS ..................................................     $  25,129,840
                                                                  =============
Net Assets consist of:
  Unrealized appreciation of investments ....................     $   8,272,825
  Accumulated net realized loss .............................          (145,066)
  Paid-in capital ...........................................        17,002,081
                                                                  -------------
                                                                  $  25,129,840
                                                                  =============

Net Asset Value and redemption price per share of
  Class A shares ($2,920,430 / 260,366 shares)                        $11.22
                                                                      ======

Maximum Offering Price per share of Class A shares
  ($11.22 / .9425) ..........................................         $11.90
                                                                      ======

Net Asset Value and offering price per share of
  Class B(1) shares ($928,806 / 83,884 shares)*                       $11.07
                                                                      ======

Net Asset Value and offering price per share of
  Class B shares ($991,728 / 89,539 shares)*                          $11.08
                                                                      ======

Net Asset Value and offering price per share of
  Class C shares ($809,496 / 73,058 shares)*                          $11.08
                                                                      ======

Net Asset Value, offering price and redemption price per
  share of Class S shares ($19,479,380 / 1,729,993 shares) ..         $11.26
                                                                      ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
Dividends ...................................................     $    57,034
Interest ....................................................          16,383
                                                                  -----------
                                                                       73,417
EXPENSES
Management fee (Note 2) .....................................          65,677
Custodian fee ...............................................          46,297
Registration fees ...........................................          40,784
Reports to shareholders .....................................          14,224
Legal fees ..................................................          10,244
Amortization of organization costs (Note 1) .................           9,143
Audit fee ...................................................           7,734
Trustees' fees (Note 2) .....................................           7,443
Service fee - Class A (Note 5) ..............................           3,100
Distribution and service fees - Class B(1) (Note 5) .........           3,631
Distribution and service fees - Class B (Note 5) ............           4,233
Distribution and service fees - Class C (Note 5) ............           3,503
Transfer agent and shareholder services (Note 2) ............             425
Miscellaneous ...............................................           1,841
                                                                  -----------
                                                                      218,279
Fees paid indirectly (Note 2) ...............................             (32)
Expenses borne by the Distributor (Note 3) ..................        (102,736)
                                                                  -----------
                                                                      115,511
                                                                  -----------
Net investment loss .........................................         (42,094)
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ............         (77,085)
Net unrealized appreciation of investments ..................       4,261,744
                                                                  -----------
Net gain on investments .....................................       4,184,659
                                                                  -----------
Net increase in net assets resulting from operations ........     $ 4,142,565
                                                                  ===========
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                   YEAR ENDED         DECEMBER 31, 1999
                                                                  JUNE 30, 1999          (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss .........................................     $   (38,026)            $   (42,094)
Net realized gain (loss) on investments .....................          32,951                 (77,085)
Net unrealized appreciation of investments ..................       3,410,523               4,261,744
                                                                  -----------             -----------
Net increase resulting from operations ......................       3,405,448               4,142,565
                                                                  -----------             -----------
Dividend from net investment income:
  Class A ...................................................          (1,375)                   --
  Class S ...................................................         (10,313)                   --
                                                                  -----------             -----------
                                                                      (11,688)                   --
                                                                  -----------             -----------
Net increase from fund share transactions (Note 6) ..........       5,465,500               2,206,270
                                                                  -----------             -----------

Total increase in net assets ................................       8,859,260               6,348,835
NET ASSETS
Beginning of period .........................................       9,921,745              18,781,005
                                                                  -----------             -----------
End of period ...............................................     $18,781,005             $25,129,840
                                                                  ===========             ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1999

NOTE 1
State Street Research Athletes Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four separate funds: State Street Research Athletes Fund, State Street Research Alpha Fund, State Street Research Global Resources Fund and State Street Research Argo Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests at least 65% of total assets in stocks and convertible securities of large-size companies. The Fund is intended primarily for professional athletes and associated persons.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At June 30, 1999, the Fund had a capital loss carryforward of $42,797 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on June 30, 2007.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended December 31, 1999, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1999, the fees pursuant to such agreement amounted to $65,677.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended December 31, 1999, the amount of such expenses was $393.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1999 the Fund's transfer agent fees were reduced by $32 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,443 during the six months ended December 31, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $102,736.

NOTE 4

For the six months ended December 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $7,194,118 and $5,452,098, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1999, fees pursuant to such plans amounted to $3,100, $3,631, $4,233 and $3,503 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $193 and $731, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1999, and the Distributor collected contingent deferred sales charges aggregating $525 on redemptions of Class B shares during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1999, Metropolitan owned 71,429 shares of each of Class A, Class B and Class C, 59,952 Class B(1)
shares and 440,476 Class S shares of the Fund.

Share transactions were as follows:

                                                                                             SIX MONTHS ENDED
                                                          YEAR ENDED                         DECEMBER 31, 1999
                                                         JUNE 30, 1999                          (UNAUDITED)
                                                     ---------------------------  ------------------------------------
CLASS A                                              SHARES            AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................        144,360        $  1,138,520             10,188        $     94,195
Issued upon reinvestment of dividend ........            106                 842               --                  --
Shares redeemed .............................         (1,259)            (11,157)            (1,400)            (13,436)
                                                  ----------        ------------         ----------        ------------
Net increase ................................        143,207        $  1,128,205              8,788        $     80,759
                                                  ==========        ============         ==========        ============

CLASS B(1)                                           SHARES*           AMOUNT*            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................         68,939        $    578,077             14,976        $    145,859
Shares redeemed .............................           --                  --                  (31)               (323)
                                                  ----------        ------------         ----------        ------------
Net increase ................................         68,939        $    578,077             14,945        $    145,536
                                                  ==========        ============         ==========        ============

CLASS B                                              SHARES            AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................         14,242        $    112,402              5,514        $     52,986
Shares redeemed .............................            (36)               (305)            (2,340)            (24,058)
                                                  ----------        ------------         ----------        ------------
Net increase ................................         14,206        $    112,097              3,174        $     28,928
                                                  ==========        ============         ==========        ============

CLASS C                                              SHARES            AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................          1,617        $     14,091               --          $       --
                                                  ----------        ------------         ----------        ------------
Net increase ................................          1,617        $     14,091               --          $       --
                                                  ==========        ============         ==========        ============

CLASS S                                              SHARES            AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Shares sold .................................        673,473        $  5,476,910            270,367        $  2,680,815
Shares repurchased ..........................       (229,336)         (1,843,880)           (80,385)           (729,768)
                                                  ----------        ------------         ----------        ------------
Net increase ................................        444,137        $  3,633,030            189,982        $  1,951,047
                                                  ==========        ============         ==========        ============

-----------------------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to June 30, 1999.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                 CLASS A                                                CLASS B(1)
                  --------------------------------------------------------------------  -----------------------------------------
                       MARCH 27, 1998
                      (COMMENCEMENT OF                             SIX MONTHS ENDED                             SIX MONTHS ENDED
                       OPERATIONS) TO           YEAR ENDED         DECEMBER 31, 1999        PERIOD ENDED        DECEMBER 31, 1999
                      JUNE 30, 1998(a)       JUNE 30, 1999(a)       (UNAUDITED)(a)       JUNE 30, 1999(a)(c)     (UNAUDITED)(a)
--------------------------------------------------------------------------------------  -----------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)                 7.00                   7.36                   9.29                 8.34                   9.20
                            -----                  -----                  -----               ------                  -----
  Net investment
  income (loss) ($)*         0.00                  (0.03)                 (0.03)               (0.05)                 (0.06)
  Net realized and
    unrealized
    gain on
    investments ($)          0.36                   1.97                   1.96                 0.91                   1.93
                            -----                  -----                  -----               ------                  -----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)             0.36                   1.94                   1.93                 0.86                   1.87
                            -----                  -----                  -----               ------                  -----
  Dividend from
   net investment
   income ($)                --                    (0.01)                  --                   --                     --
                            -----                  -----                  -----               ------                  -----
TOTAL
DISTRIBUTIONS ($)            --                    (0.01)                  --                   --                     --
                            -----                  -----                  -----               ------                  -----
NET ASSET VALUE,
END OF PERIOD ($)            7.36                   9.29                  11.22                 9.20                  11.07
                            =====                  =====                  =====               ======                  =====
Total return(b) (%)          5.14(d)               26.32                  20.78(d)             10.31(d)               20.33(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at
  end of period ($
  thousands)                  797                  2,336                  2,920                  634                    929
Ratio of operating
  expenses to average
  net assets (%)*            1.25(e)                1.25                   1.25(e)              2.00(e)                2.00(e)
Ratio of
  operating
  expenses to
  average net
  assets after
  expense
  reductions (%)*            1.25(e)                1.25                   1.25(e)              2.00(e)                2.00(e)
Ratio of net
  investment
  income (loss)
  to average net
  assets (%)*                0.25(e)               (0.41)                 (0.53)(e)            (1.27)(e)              (1.29)(e)
Portfolio
  turnover rate (%)         30.76                  141.92                 28.25               141.92                  28.25

*Reflects
 voluntary
 reduction of
 expenses per
 share of these
 amounts (Note 3) ($)        0.07                   0.06                   0.04                 0.08                   0.05

                                                 CLASS B
                  ---------------------------------------------------------------------------------------------------------------
                       MARCH 27, 1998
                      (COMMENCEMENT OF                             SIX MONTHS ENDED
                       OPERATIONS) TO           YEAR ENDED         DECEMBER 31, 1999
                      JUNE 30, 1998(a)       JUNE 30, 1999(a)       (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD ($)                 7.00                  7.34                    9.20
                            -----                 -----                   -----
  Net investment
    loss ($)*               (0.01)                (0.09)                  (0.06)
  Net realized
    and
    unrealized
    gain on
    investments ($)          0.35                  1.95                    1.94
                            -----                 -----                   -----
TOTAL FROM
  INVESTMENT
  OPERATIONS ($)             0.34                  1.86                    1.88
                            -----                 -----                   -----
NET ASSET VALUE,
  END OF PERIOD ($)          7.34                  9.20                   11.08
                            =====                 =====                   =====
Total return(b) (%)          4.86(d)              25.34                   20.43(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at
  end of period
  ($ thousands)               530                   795                     992
Ratio of
  operating
  expenses to
  average
  net assets(%)*             2.00(e)               2.00                    2.00(e)
Ratio of
  operating
  expenses to
  average
  net assets
  after expense
  reductions (%)*            2.00(e)               2.00                    2.00(e)
Ratio of net investment
  loss to average net
  assets (%)*               (0.44)(e)             (1.12)                  (1.28)(e)
Portfolio
  turnover rate (%)         30.76                141.92                   28.25
*Reflects voluntary
 reduction of
 expenses per share of
 these amounts
 (Note 3) ($)                0.07                  0.15                    0.06
---------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ATHLETES FUND
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                       CLASS C
                                  ----------------------------------------------------------------------------
                                        MARCH 27, 1998
                                       (COMMENCEMENT OF                                       SIX MONTHS ENDED
                                        OPERATIONS) TO               YEAR ENDED              DECEMBER 31, 1999
                                       JUNE 30, 1998(a)           JUNE 30, 1999(a)             (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                              7.00                      7.34                           9.21
                                            -----                    ------                         ------
  Net investment loss ($)*                  (0.01)                    (0.09)                         (0.06)
  Net realized and unrealized gain
  on investments ($)                         0.35                      1.96                           1.93
                                            -----                    ------                         ------
TOTAL FROM INVESTMENT OPERATIONS ($)         0.34                      1.87                           1.87
                                            -----                    ------                         ------
NET ASSET VALUE, END OF PERIOD ($)           7.34                      9.21                          11.08
                                            =====                    ======                         ======
Total return(b) (%)                          4.86(d)                  25.48                          20.30(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 ($ thousands)                                525                       673                            809
Ratio of operating expenses to
  average net assets (%)*                    2.00(e)                   2.00                           2.00(e)
Ratio of operating expenses to
  average net assets after
  expense reductions (%)*                    2.00(e)                   2.00                           2.00(e)
Ratio of net investment loss to
  average net assets (%)*                   (0.43)(e)                 (1.12)                         (1.28)(e)
Portfolio turnover rate (%)                 30.76                    141.92                          28.25
*Reflects voluntary reduction of
 expenses per share of these
 amounts (Note 3) ($)                        0.07                      0.16                           0.05

                                                                       CLASS S
                                  ----------------------------------------------------------------------------
                                        MARCH 27, 1998
                                       (COMMENCEMENT OF                                       SIX MONTHS ENDED
                                        OPERATIONS) TO               YEAR ENDED              DECEMBER 31, 1999
                                       JUNE 30, 1998(a)           JUNE 30, 1999(a)             (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                                 7.00                      7.36                           9.31
                                            -----                    ------                         ------
  Net investment income (loss) ($)*          0.01                     (0.01)                         (0.01)
  Net realized and unrealized
    gain on investments ($)                  0.35                      1.97                           1.96
                                            -----                    ------                         ------
TOTAL FROM INVESTMENT OPERATIONS ($)         0.36                      1.96                           1.95
                                            -----                    ------                         ------
  Dividend from net investment
    income ($)                               --                       (0.01)                          --
                                            -----                    ------                         ------
TOTAL DISTRIBUTIONS ($)                      --                       (0.01)                          --
                                            -----                    ------                         ------
NET ASSET VALUE, END
  OF PERIOD ($)                              7.36                      9.31                          11.26
                                            =====                    ======                         ======
Total return(b) (%)                          5.14(d)                  26.62                          20.95(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                             8,070                    14,343                         19,479
Ratio of operating expenses to
  average net assets (%)*                    1.00(e)                   1.00                           1.00(e)
Ratio of operating expenses to
  average net assets after
  expense reductions (%)*                    1.00(e)                   1.00                           1.00(e)
Ratio of net investment income (loss)
  to average net assets (%)*                 0.46(e)                  (0.14)                         (0.27)(e)
Portfolio turnover rate (%)                 30.76                    141.92                          28.25
*Reflects voluntary reduction of
 expenses per share of these
 amounts (Note 3) ($)                        0.06                      0.13                           0.05
--------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the
    Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Athletes Fund, a series of State Street Research Equity Trust ("Trust"), was convened on September 14, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                             VOTES (MILLIONS OF SHARES)
                                                      (COMBINED FOR ALL SERIES OF THE TRUST)
                                                      --------------------------------------
ACTION ON PROPOSAL                                                FOR       WITHHELD
--------------------------------------------------------------------------------------------
1. The following persons were elected as Trustees:
   Bruce R. Bond ......................................           31.9         0.8
   Steve A. Garban ....................................           31.9         0.8
   Malcolm T. Hopkins .................................           31.9         0.8
   Susan M. Phillips ..................................           31.9         0.8

                                                                                            VOTES (MILLIONS OF SHARES)
                                                                                ---------------------------------------------------
                                                                                      FOR             AGAINST           ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
2. The fundamental policy on diversification of investments was amended ........      1.9               0.0               0.0

STATE STREET RESEARCH ATHLETES FUND

--------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
--------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
ATHLETES FUND                              Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PicturTel Corporation
DISTRIBUTOR                                F. GARDNER JACKSON, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       THOMAS P. MOORE, JR.                   for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       BRIAN P. O'DELL
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              DANIEL J. RICE III                     Board and Chief Financial
Boston, MA 02266-8408                      Vice President                         Officer, St. Regis Corp.
1-800-562-0032
                                           JAMES M. WEISS                         DEAN O. MORTON
CUSTODIAN                                  Vice President                         Former Executive Vice
State Street Bank and                                                             President,  Chief Operating
Trust Company                              PETER A. ZUGER                         Officer and Director,
225 Franklin Street                        Vice President                         Hewlett-Packard Company
Boston, MA 02110
                                           GERARD P. MAUS                         SUSAN M. PHILLIPS
LEGAL COUNSEL                              Treasurer                              Dean, School of Business
Goodwin, Procter & Hoar LLP                                                       and Public Management,
Exchange Place                             JOSEPH W. CANAVAN                      George Washington University;
Boston, MA 02109                           Assistant Treasurer                    former Member of the Board
                                                                                  of Governors of the Federal
                                           DOUGLAS A. ROMICH                      Reserve System and Chairman
                                           Assistant Treasurer                    and Commissioner of the
                                                                                  Commodity Futures Trading
                                           FRANCIS J. MCNAMARA, III               Commission
                                           Secretary and General Counsel
                                                                                  TOBY ROSENBLATT
                                           DARMAN A. WING                         President,
                                           Assistant Secretary and                Founders Investments Ltd.
                                           Assistant General Counsel              President,
                                                                                  The Glen Ellen Company
                                           AMY L. SIMMONS
                                           Assistant Secretary                    MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

State Street Research Athletes Fund                         ------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                            U.S. Postage
                                                                PAID
                                                             Canton, MA
                                                             Permit #313
                                                            ------------

[Graphic Omitted]

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
E-MAIL us at:
     info@ssrfunds.com
INTERNET site:
      www.ssrfunds.com
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Athletes Fund prospectus.

When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp0201)SSR-LD                                    AT-1228-0200